UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM
Semi-annual report for the six months ended April 30, 2016

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2016:

	Cumulative	Average annual
	total returns	total returns
		Lifetime
Class A shares	1 year	(since 5/18/12)	Expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	–9.66%	9.12%	0.84%
American Funds Growth PortfolioSM	–8.30	10.89	0.75
American Funds Growth and Income PortfolioSM	–6.16	8.69	0.69
American Funds Balanced PortfolioSM	–5.66	7.92	0.70
American Funds Income PortfolioSM	–6.05	5.53	0.64

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	–2.39	7.59	0.79

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–1.49	0.40	0.71
American Funds Tax-Exempt Preservation PortfolioSM	–0.45	1.07	0.76

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for Tax-Exempt Preservation Portfolio. The reimbursement will be in effect through at least January 1, 2017, unless modified or terminated by the investment adviser. Investment results shown reflect the reimbursements, without which the results would have been lower. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Contents

1	Letter to investors
4	Investment portfolios
12	Financial statements
20	Notes to financial statements
41	Financial highlights

Fellow investors:

It’s our pleasure to present the semi-annual report for the American Funds Portfolio Series, for the six months ended April 30, 2016. Despite market volatility during the reporting period, all but two of the funds within the series advanced. Returns ranged from 2.49% (for American Funds Income Portfolio) to –1.99% (for American Funds Global Growth Portfolio, global growth being a category that tends to be more reactive to market volatility).

Broadly speaking, fixed-income funds outpaced investments in equity funds, and funds with larger concentrations of equities domiciled in the U.S. tended to fare better than those with significant holdings in non-U.S. companies. Generally, funds with an income focus, which are likely to be more heavily weighted in the higher yielding telecommunications and utilities sectors, tended to outpace those with a growth objective.

As always, we remind investors that six months is a limited period from which to extract and examine results. It is very important to keep a long-term perspective, especially when short-term results exhibit marked fluctuations.

About the series

The American Funds Portfolio Series consists of eight funds of funds that are designed to help investors pursue real-life goals, both long- and short-term, within a framework of three common objectives: preservation, balance and growth. These funds of funds can be used individually or in combination, based on an investor’s needs, risk tolerance and time horizon (the total length of time that an investor expects to hold a security or portfolio, before it will be used to fund retirement or college, for example).

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. The Committee regularly monitors the Portfolio Series funds.

The economy

The U.S. economy continued to grow at a modest pace over the first six months of the Portfolio Series’ fiscal year. U.S. economic indicators were generally weaker during the reporting period, with real gross domestic product increasing 1.4% for the fourth quarter of 2015, and 0.5% in the first quarter of 2016. This reflected a drop in private investment and slower consumer spending. The labor market continued to be a bright spot, as payroll employment increased by 208,000 in March and the labor force participation rate increased for four straight months.

Mixed U.S. economic data amplified the deep uncertainty among many investors over the sharp slowing of growth in China, exacerbated by the continued decline in oil prices that has hurt emerging markets economies.

The stock market

Exhibiting volatile behavior early in the reporting period, the U.S. stock market ended the period essentially flat, with the Standard & Poor’s 500 Composite Index (a market capitalization-weighted index based on the results of 500 widely held common stocks) advancing 0.43%. Signs that commodity prices have stabilized, along with improved investor sentiment, may have helped share prices recover from their lows.

American Funds Portfolio Series	1

International markets were off slightly, with the MSCI All Country World ex USA Index (a leading benchmark for developed markets outside North America) registering –1.75% for the period. China and the U.K. fell 9.44% and 7.14% respectively. Japanese companies weakened by 3.81% amid fears that the resurgent yen would hurt company profits and derail government efforts to prevent deflation. Companies domiciled in Europe produced lower returns. The European Central Bank lowered interest rates and expanded its quantitative easing program in an attempt to slow deflation.

The bond market

In December, the Federal Reserve raised the federal funds rate (the rate at which the central bank loans money to other banks) by 25 basis points. While this was expected, it was significant because it was the first such move by the Fed since 2006. The Fed opted not to increase the rate again in early 2016, saying it would continue to closely monitor inflation and global economic conditions.

U.S. bonds were volatile during late 2015, with yields trending higher as the Fed raised interest rates. The broad U.S. market advanced over the reporting period, however, with the Barclays U.S. Aggregate Index (a measure of the broad fixed-income investment-grade market of bonds rated BBB/Baa and above) gaining 2.82%. Global bonds posted solid gains, with the Barclays Global Aggregate Index increasing 6.09%. Among U.S. corporate sectors the Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 2.38% and the Citigroup Broad Investment Grade (BIG) Index advanced 2.86%.

How the series fared

The eight portfolios in the series are combinations of individual funds, which makes the results of the underlying funds a primary driver of series results. Six of the funds in the series posted positive results. Those geared toward income — American Funds Income Portfolio and American Funds Growth and Income Portfolio — increased 2.49% and 1.25%, respectively. These funds benefited from greater investments in higher yielding telecommunications services and utilities sectors, and fared better than the growth-oriented funds as a result.

The two growth funds that posted negative results over the period were American Funds Global Growth Portfolio, at –1.99%, and American Funds Growth Portfolio, at –0.74%. Growth-oriented stocks, which tend to be more sensitive to market volatility, lagged fixed income in keeping with financial markets’ results. Key underlying funds that detracted were The New Economy Fund, an equity fund that seeks companies deeply involved in innovation and new technologies; and EuroPacific Growth Fund, which invests in large and small European and Pacific Basin countries.

Underlying bond funds experienced solid returns. Capital World Bond Fund, which invests in both developed and developing markets in both sovereign and corporate bonds, advanced 4.85%. Also benefitting the fixed-income category were American High-Income Municipal Bond Fund, which seeks high-yield, tax-exempt bonds and notes, at 4.74%; followed by The Tax-Exempt Bond Fund of America, which offers a quality-oriented, diversified range of tax-exempt bonds, at 3.36%. American Mutual Fund, an equity fund which aims for conservation of capital, increased 3.24%.

The table on page 3 shows the lifetime results for the funds (since May 18, 2012). Please keep in mind that this four-year period is a relatively brief investment time frame. As always, we encourage investors to maintain a long-term outlook, since the funds in the series are designed as long-term investments.

Moving forward

From a global investment perspective, we continue to monitor the situations in China and Japan, as well as Europe’s economic challenges and the U.K.’s potential departure from the European Union. While these are difficult markets, we believe there are still opportunities to be found and that choosing companies with strong fundamentals is key.

The U.S. economy continues to recover and expansion remains on track despite external pressures. U.S. company earnings overall appear to be strong, but we anticipate more market volatility over the coming period. Looking ahead, we remain cautiously optimistic. We believe the U.S. economy is in the midst of an extraordinary transformation and that innovation and entrepreneurialism are the chief engines of our nation’s resilience in the face of adversity. As this transformation continues, we expect to find long-term growth opportunities for both companies and investors.

We thank you for placing your trust in American Funds. As always, we take a long-term, research-driven approach to investing that has served clients for 85 years.

We look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley
President

June 13, 2016

For current information about the series, visit americanfunds.com.

2	American Funds Portfolio Series

Results at a glance

For periods ended April 30, 2016, with all distributions reinvested for Class A shares

	Cumulative		Average annual
	total returns		total returns
			Lifetime
	6 months	1 year	(since 5/18/12)

American Funds Global Growth Portfolio	–1.99%	–5.31%	10.82%
MSCI All Country World Index (ACWI)*†	–0.94	–5.66	10.17
Lipper Global Funds Index	–1.57	–5.49	10.77

American Funds Growth Portfolio	–0.74	–3.19	12.74
Standard & Poor’s 500 Composite Index*	0.43	1.21	14.95
Lipper Growth Funds Index	–2.27	–2.10	14.17

American Funds Growth and Income Portfolio	1.25	–1.00	10.54
Standard & Poor’s 500 Composite Index*	0.43	1.21	14.95
Lipper Growth and Income Funds Index	0.12	–2.46	11.77

American Funds Balanced Portfolio	1.04	–0.17	9.69
Standard & Poor’s 500 Composite Index*	0.43	1.21	14.95
Lipper Balanced Funds Index	0.77	–0.69	8.65

American Funds Income Portfolio	2.49	–0.23	7.36
Standard & Poor’s 500 Composite Index*	0.43	1.21	14.95
Lipper Income Funds Index	1.13	–1.05	5.94

American Funds Tax-Advantaged Income Portfolio	2.22	1.93	8.76
Barclays Municipal Bond Index*	3.55	5.29	3.77
Lipper Income Funds Index	1.13	–1.05	5.94

American Funds Preservation Portfolio	1.23	1.25	1.12
Barclays U.S. Government/Credit 1–7 Years ex BBB Index*	1.59	2.12	1.59
Lipper Short-Intermediate Investment-Grade Debt Funds Index	1.41	1.13	1.78

American Funds Tax-Exempt Preservation Portfolio	1.81	2.85	2.39
Barclays Municipal Short-Intermediate 1–10 Years Index*	1.83	3.22	2.30
Lipper Intermediate Municipal Debt Funds Index	2.96	4.27	2.91

*	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks.

Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside of the U.S. and may own U.S. securities as well. Lipper Growth Funds Index is an equally weighted index of growth funds. Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.

American Funds Portfolio Series	3

American Funds Global Growth Portfolio	unaudited
Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 70%
New Perspective Fund, Class R-6	14,233,352	$505,569
New World Fund, Inc., Class R-6	6,657,131	338,182
The New Economy Fund, Class R-6	9,665,561	334,622
		1,178,373

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	11,593,690	509,079

Total investment securities 100% (cost: $1,732,734,000)		1,687,452
Other assets less liabilities 0%		(298)

Net assets 100%		$1,687,154

See Notes to Financial Statements

4	American Funds Portfolio Series

American Funds Growth Portfolio	unaudited
Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 70%
AMCAP Fund, Class R-6	41,965,584	$1,117,963
EuroPacific Growth Fund, Class R-6	20,790,912	932,680
SMALLCAP World Fund, Inc., Class R-6	12,791,864	558,749
		2,609,392

Growth-and-income funds 30%
Fundamental Investors, Class R-6	21,696,572	1,120,628

Total investment securities 100% (cost: $3,757,669,000)		3,730,020
Other assets less liabilities 0%		(1,369)

Net assets 100%		$3,728,651

See Notes to Financial Statements

American Funds Portfolio Series	5

American Funds Growth and Income Portfolio	unaudited
Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 20%
The Growth Fund of America, Class R-6	26,874,704	$1,100,788

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	25,060,477	1,100,405
The Investment Company of America, Class R-6	31,422,807	1,100,427
		2,200,832

Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	23,799,347	1,381,076

Fixed income funds 15%
Capital World Bond Fund, Class R-6	41,796,539	840,111

Total investment securities 100% (cost: $5,483,108,000)		5,522,807
Other assets less liabilities 0%		(2,060)

Net assets 100%		$5,520,747

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
Capital World Bond Fund, Class R-6	38,079,140	3,813,942	96,543	41,796,539	$6,737	$840,111

See Notes to Financial Statements

6	American Funds Portfolio Series

American Funds Balanced Portfolio	unaudited
Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 20%
New Perspective Fund, Class R-6	26,345,086	$935,777

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	10,634,745	466,972
Washington Mutual Investors Fund, Class R-6	11,851,223	466,938
		933,910

Equity-income and Balanced funds 40%
American Balanced Fund, Class R-6	38,257,460	935,778
American Funds Global Balanced Fund, Class R-6	31,753,448	939,267
		1,875,045

Fixed income funds 20%
The Bond Fund of America, Class R-6	72,869,594	943,661

Total investment securities 100% (cost: $4,571,126,000)		4,688,393
Other assets less liabilities 0%		(1,846)

Net assets 100%		$4,686,547

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Global Balanced Fund, Class R-6	26,894,799	4,858,649	—	31,753,448	$7,540	$939,267

See Notes to Financial Statements

American Funds Portfolio Series	7

American Funds Income Portfolio	unaudited
Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	19,381,155	$686,287

Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	14,797,284	858,686
The Income Fund of America, Class R-6	41,178,588	858,574
		1,717,260

Fixed income funds 30%
American High-Income Trust, Class R-6	53,516,066	523,922
U.S. Government Securities Fund, Class R-6	36,549,235	518,268
		1,042,190

Total investment securities 100% (cost: $3,398,691,000)		3,445,737
Other assets less liabilities 0%		(1,443)

Net assets 100%		$3,444,294

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
U.S. Government Securities Fund, Class R-6	43,703,109	4,645,084	11,798,958	36,549,235	$3,483	$518,268

See Notes to Financial Statements

8	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio	unaudited
Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	5,445,316	$239,104
Washington Mutual Investors Fund, Class R-6	6,069,372	239,133
		478,237

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	15,121,695	240,737
The Tax-Exempt Bond Fund of America, Class R-6	18,149,484	240,481
		481,218

Total investment securities 100% (cost: $930,628,000)		959,455
Other assets less liabilities 0%		(431)

Net assets 100%		$959,024

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American High-Income Municipal Bond Fund, Class R-6	12,970,358	2,178,350	27,013	15,121,695	$4,602	$240,737

See Notes to Financial Statements

American Funds Portfolio Series	9

American Funds Preservation Portfolio	unaudited
Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	31,426,262	$428,654
Short-Term Bond Fund of America, Class R-6	42,865,422	428,654
The Bond Fund of America, Class R-6	16,559,640	214,448
		1,071,756

Total investment securities 100% (cost: $1,068,889,000)		1,071,756
Other assets less liabilities 0%		(437)

Net assets 100%		$1,071,319

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
Short-Term Bond Fund of America, Class R-6	35,637,520	7,850,283	622,381	42,865,422	$1,781	$428,654

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio	unaudited
Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	15,993,276	$255,893
The Tax-Exempt Bond Fund of America, Class R-6	8,284,093	109,764
		365,657

Total investment securities 100% (cost: $365,544,000)		365,657
Other assets less liabilities 0%		(93)

Net assets 100%		$365,564

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	13,293,797	3,233,471	533,992	15,993,276	$2,832	$255,893

See Notes to Financial Statements

American Funds Portfolio Series	11

Financial statements

Statements of assets and liabilities
at April 30, 2016

	Global Growth	Growth	Growth and Income
	Portfolio	Portfolio	Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,687,452	$3,730,020	$4,682,696
Affiliated issuers	—	—	840,111
Receivables for:
Sales of fund’s shares	2,430	5,554	7,674
Dividends	—	—	—
Total assets	1,689,882	3,735,574	5,530,481

Liabilities:
Payables for:
Purchases of investments	536	3,154	4,186
Repurchases of fund’s shares	1,559	2,376	3,460
Services provided by related parties	615	1,353	2,045
Trustees’ deferred compensation	3	6	10
Other	15	34	33
Total liabilities	2,728	6,923	9,734
Net assets at April 30, 2016	$1,687,154	$3,728,651	$5,520,747

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,684,461	$3,636,680	$5,332,761
Undistributed (distributions in excess of) net investment income	162	(1,707)	(3,281)
Undistributed (accumulated) net realized gain (loss)	47,813	121,327	151,568
Net unrealized (depreciation) appreciation	(45,282)	(27,649)	39,699
Net assets at April 30, 2016	$1,687,154	$3,728,651	$5,520,747

Investment securities, at cost:
Unaffiliated issuers	$1,732,734	$3,757,669	$4,633,716
Affiliated issuers	—	—	849,392

*Amount less than one thousand.

See Notes to Financial Statements

12	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$3,749,126	$2,927,469	$718,718	$643,102	$109,764
939,267	518,268	240,737	428,654	255,893

7,636	4,468	1,341	2,683	541
1,237	3,208	1,430	1,091	791
4,697,266	3,453,413	962,226	1,075,530	366,989

6,941	6,015	2,230	2,538	937
1,931	1,660	541	1,205	396
1,816	1,427	430	458	92
8	7	1	2	—	*
23	10	—	8	—
10,719	9,119	3,202	4,211	1,425
$4,686,547	$3,444,294	$959,024	$1,071,319	$365,564

$4,459,389	$3,378,543	$917,616	$1,068,663	$368,055

2,293	(2,026)	1,407	(397)	286
107,598	20,731	11,174	186	(2,890)
117,267	47,046	28,827	2,867	113
$4,686,547	$3,444,294	$959,024	$1,071,319	$365,564

$3,613,755	$2,889,256	$699,040	$639,421	$107,800
957,371	509,435	231,588	429,468	257,744

American Funds Portfolio Series	13

Statements of assets and liabilities
at April 30, 2016

		Global Growth	Growth	Growth and Income
		Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,039,719	$2,302,578	$3,715,514
	Shares outstanding	75,641	157,718	283,588
	Net asset value per share	$13.75	$14.60	$13.10
Class B:	Net assets	$1,072	$2,540	$3,853
	Shares outstanding	78	176	295
	Net asset value per share	$13.68	$14.46	$13.08
Class C:	Net assets	$215,493	$542,696	$849,499
	Shares outstanding	15,878	37,695	65,199
	Net asset value per share	$13.57	$14.40	$13.03
Class F-1:	Net assets	$38,548	$62,758	$95,752
	Shares outstanding	2,802	4,301	7,308
	Net asset value per share	$13.76	$14.59	$13.10
Class F-2:	Net assets	$71,871	$130,293	$156,292
	Shares outstanding	5,213	8,896	11,913
	Net asset value per share	$13.79	$14.65	$13.12
Class 529-A:	Net assets	$137,532	$323,791	$300,788
	Shares outstanding	10,015	22,197	22,966
	Net asset value per share	$13.73	$14.59	$13.10
Class 529-B:	Net assets	$250	$519	$649
	Shares outstanding	18	36	50
	Net asset value per share	$13.65	$14.43	$13.09
Class 529-C:	Net assets	$56,087	$109,359	$123,165
	Shares outstanding	4,136	7,593	9,446
	Net asset value per share	$13.56	$14.40	$13.04
Class 529-E:	Net assets	$5,241	$15,721	$15,696
	Shares outstanding	383	1,084	1,201
	Net asset value per share	$13.68	$14.51	$13.07
Class 529-F-1:	Net assets	$9,389	$26,076	$23,100
	Shares outstanding	682	1,782	1,762
	Net asset value per share	$13.77	$14.63	$13.11
Class R-1:	Net assets	$2,952	$7,462	$7,651
	Shares outstanding	217	516	586
	Net asset value per share	$13.60	$14.45	$13.05
Class R-2:	Net assets	$40,929	$81,118	$79,318
	Shares outstanding	3,021	5,632	6,091
	Net asset value per share	$13.55	$14.40	$13.02
Class R-2E:	Net assets	$10	$1,727	$1,716
	Shares outstanding	1	119	131
	Net asset value per share	$13.73	$14.51	$13.08
Class R-3:	Net assets	$19,493	$42,982	$50,831
	Shares outstanding	1,426	2,958	3,891
	Net asset value per share	$13.67	$14.53	$13.06
Class R-4:	Net assets	$9,296	$27,227	$44,218
	Shares outstanding	677	1,867	3,376
	Net asset value per share	$13.73	$14.58	$13.10
Class R-5E:	Net assets	$9	$9	$10
	Shares outstanding	1	1	1
	Net asset value per share	$13.71	$14.57	$13.09
Class R-5:	Net assets	$3,399	$6,320	$4,018
	Shares outstanding	246	430	306
	Net asset value per share	$13.84	$14.70	$13.14
Class R-6:	Net assets	$35,864	$45,475	$48,677
	Shares outstanding	2,587	3,101	3,709
	Net asset value per share	$13.86	$14.67	$13.12

See Notes to Financial Statements

14	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$2,964,519	$2,437,389	$756,195	$691,384	$267,348
225,459	210,839	60,863	69,010	26,778
$13.15	$11.56	$12.42	$10.02	$9.98
$3,182	$2,446	$112	$950	$64
242	212	9	95	6
$13.13	$11.55	$12.44	$10.02	$10.00
$786,977	$582,667	$124,767	$161,484	$59,020
60,178	50,653	10,096	16,144	5,921
$13.08	$11.50	$12.36	$10.00	$9.97
$120,427	$78,999	$31,731	$23,016	$7,681
9,159	6,831	2,554	2,297	769
$13.15	$11.56	$12.42	$10.02	$9.99
$166,119	$111,677	$46,219	$32,710	$31,451
12,617	9,648	3,716	3,265	3,150
$13.17	$11.57	$12.44	$10.02	$9.98
$197,475	$73,941		$67,048
15,020	6,398		6,694
$13.15	$11.56		$10.02
$471	$259		$267
36	22		27
$13.14	$11.55		$10.02
$97,375	$45,220		$29,459
7,438	3,929		2,944
$13.09	$11.51		$10.01
$8,672	$5,921		$2,767
661	513		276
$13.13	$11.55		$10.01
$19,600	$7,758		$11,815
1,489	671		1,179
$13.16	$11.57		$10.02
$10,229	$1,776		$1,807
781	154		181
$13.10	$11.51		$10.01
$66,289	$24,258		$16,153
5,066	2,107		1,616
$13.09	$11.51		$10.00
$1,523	$10		$443
116	1		44
$13.13	$11.56		$10.02
$70,322	$20,263		$14,536
5,359	1,755		1,452
$13.12	$11.54		$10.01
$67,552	$27,200		$7,887
5,137	2,353		787
$13.15	$11.56		$10.02
$10	$10		$10
1	1		1
$13.15	$11.56		$10.03
$11,600	$3,772		$981
881	326		98
$13.17	$11.58		$10.02
$94,205	$20,728		$8,602
7,152	1,790		858
$13.17	$11.58		$10.02

American Funds Portfolio Series	15

Statements of operations
for the six months ended April 30, 2016

	Global Growth	Growth	Growth and Income
	Portfolio	Portfolio	Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$16,605	$27,985	$57,927
Affiliated issuers	—	—	6,737
	16,605	27,985	64,664
Fees and expenses*:
Investment advisory services	267	555	826
Distribution services	2,642	5,903	9,080
Transfer agent services	863	1,811	2,663
Reports to shareholders	65	137	206
Registration statement and prospectus	283	460	506
Trustees’ compensation	4	8	12
Auditing and legal	2	4	7
Custodian	6	6	6
State and local taxes	(1)	—	—
Other	89	197	199
Total fees and expenses before reimbursements/ waivers	4,220	9,081	13,505
Less reimbursements/waivers of fees and expenses:
Investment advisory services	267	555	826
Other	—	—	—
Total fees and expenses after reimbursements/waivers	3,953	8,526	12,679
Net investment income	12,652	19,459	51,985

Net realized gain (loss) and unrealized (depreciation) appreciation on investments:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(596)	(380)	—
Affiliated issuers	—	—	(7)
Capital gain distributions received	49,505	122,308	152,731
Net realized gain (loss) on investments	48,910	121,928	152,725
Net unrealized (depreciation) appreciation on investments	(92,239)	(153,705)	(126,072)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments	(43,329)	(31,777)	26,653
Net (decrease) increase in net assets resulting from operations	$(30,677)	$(12,318)	$78,638

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$37,102	$54,209	$9,297	$4,919	$1,675
7,540	3,483	4,602	1,781	2,832
44,642	57,692	13,899	6,700	4,507

683	527	138	151	52
8,111	5,833	1,612	1,976	642
2,213	1,673	439	517	167
173	132	36	41	14
529	371	166	240	127
10	7	2	2	1
6	4	1	1	— †
6	6	6	6	6
—	—	—	(2)	—
143	62	2	46	1

11,874	8,615	2,402	2,978	1,010
683	527	138	151	52
—	—	—	—	60
11,191	8,088	2,264	2,827	898
33,451	49,604	11,635	3,873	3,609

—	(20,669)	(93)	14	14
—	(5,119)	15	(6)	(235)
108,998	46,917	11,697	1,557	—
108,998	21,129	11,619	1,565	(222)
(84,821)	12,826	(2,046)	7,023	2,715
24,177	33,955	9,573	8,588	2,493
$57,628	$83,559	$21,208	$12,461	$6,102

American Funds Portfolio Series	17

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2016*	2015	2016*	2015	2016*	2015
Operations:
Net investment income	$12,652	$12,245	$19,459	$13,176	$51,985	$78,392
Net realized gain (loss)	48,910	49,384	121,928	142,693	152,725	142,377
Net unrealized (depreciation) appreciation	(92,239)	(60,174)	(153,705)	(86,586)	(126,072)	(202,565)
Net (decrease) increase in net assets resulting from operations	(30,677)	1,455	(12,318)	69,283	78,638	18,204

Dividends and distributions paid to shareholders:
Dividends from net investment income	(12,487)	(10,086)	(19,413)	(14,893)	(55,260)	(77,710)
Distributions from net realized gain on investments	(47,396)	(18,251)	(132,452)	(51,426)	(131,752)	(51,739)
Total dividends and distributions paid to shareholders	(59,883)	(28,337)	(151,865)	(66,319)	(187,012)	(129,449)

Net capital share transactions	197,432	451,959	641,676	1,166,265	696,762	1,384,310

Total increase in net assets	106,872	425,077	477,493	1,169,229	588,388	1,273,065

Net assets:
Beginning of period	1,580,282	1,155,205	3,251,158	2,081,929	4,932,359	3,659,294
End of period	$1,687,154	$1,580,282	$3,728,651	$3,251,158	$5,520,747	$4,932,359
Undistributed (distributions in excess of) net investment income	$162	$(3)	$(1,707)	$(1,753)	$(3,281)	$(6)

*Unaudited.

See Notes to Financial Statements

18	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio		Income Portfolio		Tax-Advantaged Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2016*	2015	2016*	2015	2016*	2015	2016*	2015	2016*	2015

$33,451	$45,530	$49,604	$91,336	$11,635	$17,783	$3,873	$7,085	$3,609	$5,995
108,998	94,059	21,129	16,753	11,619	6,470	1,565	150	(222)	(77)
(84,821)	(59,544)	12,826	(125,346)	(2,046)	(11,403)	7,023	(966)	2,715	(2,154)

57,628	80,045	83,559	(17,257)	21,208	12,850	12,461	6,269	6,102	3,764

(36,023)	(41,329)	(59,945)	(85,492)	(11,607)	(17,083)	(4,450)	(7,166)	(3,526)	(5,845)
(86,331)	(18,862)	(14,453)	(8,168)	(5,812)	(1,238)	—	—	—	—

(122,354)	(60,191)	(74,398)	(93,660)	(17,419)	(18,321)	(4,450)	(7,166)	(3,526)	(5,845)

751,434	1,224,740	280,621	826,949	148,907	304,845	173,592	236,639	60,170	88,416

686,708	1,244,594	289,782	716,032	152,696	299,374	181,603	235,742	62,746	86,335

3,999,839	2,755,245	3,154,512	2,438,480	806,328	506,954	889,716	653,974	302,818	216,483
$4,686,547	$3,999,839	$3,444,294	$3,154,512	$959,024	$806,328	$1,071,319	$889,716	$365,564	$302,818

$2,293	$4,865	$(2,026)	$8,315	$1,407	$1,379	$(397)	$180	$286	$203

American Funds Portfolio Series	19

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with the preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of each fund are not available for purchase.

On November 20, 2015, the Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the series’ prospectus for more details.

20	American Funds Portfolio Series

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 41 to 61.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that

American Funds Portfolio Series	21

market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2016, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

22	American Funds Portfolio Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

American Funds Portfolio Series	23

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended April 30, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio	Tax- Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$—	$—	$—	$4,871	$8,319	$546	$183	$—
Late year ordinary loss deferral*	—	(1,749)	—	—	—	—	—	—
Undistributed tax-exempt income	—	—	—	—	—	833	—	203
Undistributed long-term capital gain	47,303	132,268	131,408	86,281	14,361	5,797	—	—
Capital loss carryforward†	—	—	—	—	—	—	(14)	(1,648)

*	These deferrals are considered incurred in the subsequent year.
†	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

24	American Funds Portfolio Series

As of April 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

						Tax-
	Global		Growth and			Advantaged		Tax-Exempt
	Growth	Growth	Income	Balanced	Income	Income	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Gross unrealized appreciation on investment securities	$3,753	$41,310	$52,548	$134,020	$115,243	$28,320	$2,627	$1,802
Gross unrealized depreciation on investment securities	(50,636)	(69,756)	(13,667)	(18,103)	(71,521)	—	(1,117)	(2,737)
Net unrealized appreciation (depreciation) on investment securities	(46,883)	(28,446)	38,881	115,917	43,722	28,320	1,510	(935)
Cost of investment securities	1,734,335	3,758,466	5,483,926	4,572,476	3,402,015	931,135	1,070,246	366,592

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$9,026		$29,527		$38,553		$7,104		$11,346		$18,450
Class B	—		43		43		1		34		35
Class C	503		6,068		6,571		434		2,133		2,567
Class F-1	300		1,177		1,477		374		647		1,021
Class F-2	640		1,715		2,355		470		645		1,115
Class 529-A	1,082		3,782		4,864		883		1,497		2,380
Class 529-B	—		11		11		—		8		8
Class 529-C	59		1,613		1,672		131		669		800
Class 529-E	31		143		174		29		61		90
Class 529-F-1	84		243		327		49		69		118
Class R-1	5		73		78		5		25		30
Class R-2	100		1,043		1,143		73		324		397
Class R-2E	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class R-3	102		519		621		85		200		285
Class R-4	86		276		362		54		84		138
Class R-5E2	—	[1]	—	[1]	—	[1]
Class R-5	32		82		114		11		19		30
Class R-6	437		1,081		1,518		383		490		873
Total	$12,487		$47,396		$59,883		$10,086		$18,251		$28,337

See page 28 for footnotes.

American Funds Portfolio Series	25

Growth Portfolio

	Six months ended April 30, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$14,695		$82,330		$97,025		$11,240		$33,060		$44,300
Class B	—		141		141		—		122		122
Class C	446		19,249		19,695		515		6,534		7,049
Class F-1	337		2,139		2,476		309		981		1,290
Class F-2	981		4,384		5,365		557		1,394		1,951
Class 529-A	1,881		11,480		13,361		1,442		4,557		5,999
Class 529-B	—		36		36		—		27		27
Class 529-C	—	[1]	4,001		4,001		48		1,635		1,683
Class 529-E	65		585		650		60		273		333
Class 529-F-1	159		815		974		96		252		348
Class R-1	—		263		263		5		113		118
Class R-2	38		2,584		2,622		56		868		924
Class R-2E	15		65		80		—	[1]	—	[1]	—	[1]
Class R-3	137		1,429		1,566		118		536		654
Class R-4	177		966		1,143		61		179		240
Class R-5E2	—	[1]	—	[1]	—	[1]
Class R-5	48		205		253		10		33		43
Class R-6	434		1,780		2,214		376		862		1,238
Total	$19,413		$132,452		$151,865		$14,893		$51,426		$66,319

Growth and Income Portfolio

	Six months ended April 30, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$39,786		$89,249		$129,035		$57,879		$36,062		$93,941
Class B	35		145		180		104		132		236
Class C	6,151		19,979		26,130		7,275		7,097		14,372
Class F-1	1,002		2,279		3,281		1,403		916		2,319
Class F-2	1,717		3,442		5,159		2,111		1,102		3,213
Class 529-A	3,143		7,325		10,468		4,691		3,067		7,758
Class 529-B	5		23		28		14		19		33
Class 529-C	852		3,033		3,885		1,163		1,299		2,462
Class 529-E	151		392		543		201		148		349
Class 529-F-1	250		516		766		370		228		598
Class R-1	55		188		243		88		94		182
Class R-2	550		1,748		2,298		582		552		1,134
Class R-2E	8		6		14		—	[1]	—	[1]	—	[1]
Class R-3	443		1,109		1,552		544		408		952
Class R-4	479		1,091		1,570		417		153		570
Class R-5E2	—	[1]	—	[1]	—	[1]
Class R-5	44		86		130		44		20		64
Class R-6	589		1,141		1,730		824		442		1,266
Total	$55,260		$131,752		$187,012		$77,710		$51,739		$129,449

26	American Funds Portfolio Series

Balanced Portfolio

	Six months ended April 30, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$25,028		$55,406		$80,434		$30,100		$12,343		$42,443
Class B	20		89		109		35		43		78
Class C	3,943		14,303		18,246		3,451		2,895		6,346
Class F-1	856		1,812		2,668		975		420		1,395
Class F-2	1,395		2,641		4,036		1,276		453		1,729
Class 529-A	1,641		3,808		5,449		2,133		960		3,093
Class 529-B	2		12		14		4		6		10
Class 529-C	462		1,915		2,377		468		503		971
Class 529-E	59		156		215		69		36		105
Class 529-F-1	177		363		540		212		80		292
Class R-1	49		189		238		53		46		99
Class R-2	306		1,145		1,451		280		247		527
Class R-2E	2		—	[1]	2		—	[1]	—	[1]	—	[1]
Class R-3	486		1,304		1,790		530		258		788
Class R-4	601		1,329		1,930		586		244		830
Class R-5E2	—	[1]	—	[1]	—	[1]
Class R-5	109		208		317		154		57		211
Class R-6	887		1,651		2,538		1,003		271		1,274
Total	$36,023		$86,331		$122,354		$41,329		$18,862		$60,191

Income Portfolio

	Six months ended April 30, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$44,007		$10,212		$54,219		$64,213		$5,900		$70,113
Class B	44		15		59		117		19		136
Class C	8,389		2,391		10,780		11,280		1,301		12,581
Class F-1	1,380		322		1,702		2,157		205		2,362
Class F-2	2,347		566		2,913		2,379		205		2,584
Class 529-A	1,303		314		1,617		2,040		200		2,240
Class 529-B	5		2		7		12		2		14
Class 529-C	639		192		831		1,000		130		1,130
Class 529-E	100		26		126		165		16		181
Class 529-F-1	135		29		164		184		16		200
Class R-1	24		7		31		41		5		46
Class R-2	357		104		461		457		52		509
Class R-2E	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class R-3	328		81		409		424		40		464
Class R-4	455		103		558		463		33		496
Class R-5E2	—	[1]	—	[1]	—	[1]
Class R-5	63		13		76		83		7		90
Class R-6	369		76		445		477		37		514
Total	$59,945		$14,453		$74,398		$85,492		$8,168		$93,660

See page 28 for footnotes.

American Funds Portfolio Series	27

Tax-Advantaged Income Portfolio

	Six months ended April 30, 2016			Year ended October 31, 2015
			Total				Total
			dividends and				dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term		distributions
Share class	income[3]	capital gains	paid	income[3]	capital gains		paid
Class A	$9,483	$4,658	$14,141	$14,176	$1,011		$15,187
Class B	1	1	2	4	—	[1]	4
Class C	1,156	738	1,894	1,620	148		1,768
Class F-1	365	159	524	489	34		523
Class F-2	602	256	858	794	45		839
Total	$11,607	$5,812	$17,419	$17,083	$1,238		$18,321

Preservation Portfolio

	Six months ended April 30, 2016					Year ended October 31, 2015
				Total					Total
	Ordinary		Long-term	dividends		Ordinary		Long-term	dividends
Share class	income		capital gains	paid		income		capital gains	paid
Class A	$3,304		$—	$3,304		$5,411		$—	$5,411
Class B	1		—	1		5		—	5
Class C	263		—	263		419		—	419
Class F-1	128		—	128		142		—	142
Class F-2	169		—	169		201		—	201
Class 529-A	301		—	301		510		—	510
Class 529-B	—	[1]	—	—	[1]	1		—	1
Class 529-C	33		—	33		70		—	70
Class 529-E	10		—	10		20		—	20
Class 529-F-1	67		—	67		110		—	110
Class R-1	2		—	2		4		—	4
Class R-2	22		—	22		43		—	43
Class R-2E	2		—	2		—	[1]	—	—	[1]
Class R-3	51		—	51		82		—	82
Class R-4	38		—	38		50		—	50
Class R-5E2	—	[1]	—	—	[1]
Class R-5	6		—	6		7		—	7
Class R-6	53		—	53		91		—	91
Total	$4,450		$—	$4,450		$7,166		$—	$7,166

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2016				Year ended October 31, 2015
				Total			Total
	Ordinary		Long-term	dividends	Ordinary	Long-term	dividends
Share class	income[3]		capital gains	paid	income[3]	capital gains	paid
Class A	$2,660		$—	$2,660	$4,517	$—	$4,517
Class B	—	[1]	—	—	1	—	1
Class C	417		—	417	777	—	777
Class F-1	73		—	73	106	—	106
Class F-2	376		—	376	444	—	444
Total	$3,526		$—	$3,526	$5,845	$—	$5,845

[1]	Amount less than one thousand.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

28	American Funds Portfolio Series

Investment advisory services — At the beginning of the reporting period, the series had an investment advisory and service agreement with CRMC that provided for monthly fees, accrued daily. These fees were based on an annual rate of 0.10% of daily net assets. CRMC waived these fees through December 31, 2015. Effective January 1, 2016, CRMC eliminated the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 41 to 61.

Other reimbursements — CRMC reimbursed a portion of the fees and expenses of Tax-Exempt Preservation Portfolio. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2016, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	—	—
Tax-Advantaged Income Portfolio	—	Not applicable
Preservation Portfolio	—	—
Tax-Exempt Preservation Portfolio	618	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

American Funds Portfolio Series	29

529 plan services — For funds with 529 share classes, each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. Virginia529 is not considered a related party to the series.

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2016, were as follows (dollars in thousands):

Global Growth Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$1,000		$507		Not applicable
Class B	7		1		Not applicable
Class C	998		104		Not applicable
Class F-1	47		25		Not applicable
Class F-2	Not applicable		33		Not applicable
Class 529-A	111		69		$57
Class 529-B	2		—	*	—	*
Class 529-C	264		28		23
Class 529-E	12		1		2
Class 529-F-1	—		4		4
Class R-1	13		1		Not applicable
Class R-2	133		69		Not applicable
Class R-2E	—	*	—	*	Not applicable
Class R-3	44		15		Not applicable
Class R-4	11		4		Not applicable
Class R-5E†	Not applicable		—	*	Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$2,642		$863		$86

Growth Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$2,167	$1,063		Not applicable
Class B	16	2		Not applicable
Class C	2,414	245		Not applicable
Class F-1	67	33		Not applicable
Class F-2	Not applicable	62		Not applicable
Class 529-A	283	157		$129
Class 529-B	4	—	*	—	*
Class 529-C	498	53		44
Class 529-E	36	4		7
Class 529-F-1	—	11		10
Class R-1	34	4		Not applicable
Class R-2	255	130		Not applicable
Class R-2E	4	1		Not applicable
Class R-3	95	32		Not applicable
Class R-4	30	12		Not applicable
Class R-5E†	Not applicable	—	*	Not applicable
Class R-5	Not applicable	1		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$5,903	$1,811		$190

Growth and Income Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$3,789	$1,725		Not applicable
Class B	24	3		Not applicable
Class C	3,800	388		Not applicable
Class F-1	108	52		Not applicable
Class F-2	Not applicable	73		Not applicable
Class 529-A	293	150		$123
Class 529-B	4	1		—	*
Class 529-C	571	61		51
Class 529-E	37	4		6
Class 529-F-1	—	10		9
Class R-1	36	4		Not applicable
Class R-2	256	133		Not applicable
Class R-2E	3	1		Not applicable
Class R-3	108	36		Not applicable
Class R-4	51	20		Not applicable
Class R-5E†	Not applicable	—	*	Not applicable
Class R-5	Not applicable	1		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$9,080	$2,663		$189

Balanced Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$3,292	$1,365		Not applicable
Class B	20	2		Not applicable
Class C	3,503	354		Not applicable
Class F-1	122	56		Not applicable
Class F-2	Not applicable	70		Not applicable
Class 529-A	190	100		$82
Class 529-B	3	—	*	—	*
Class 529-C	458	49		41
Class 529-E	19	2		3
Class 529-F-1	—	9		8
Class R-1	46	5		Not applicable
Class R-2	215	111		Not applicable
Class R-2E	3	1		Not applicable
Class R-3	160	54		Not applicable
Class R-4	80	31		Not applicable
Class R-5E†	Not applicable	—	*	Not applicable
Class R-5	Not applicable	3		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$8,111	$2,213		$134

30	American Funds Portfolio Series

Income Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$2,596	$1,159		Not applicable
Class B	15	2		Not applicable
Class C	2,660	273		Not applicable
Class F-1	90	44		Not applicable
Class F-2	Not applicable	55		Not applicable
Class 529-A	76	38		$31
Class 529-B	1	—	*	—	*
Class 529-C	212	23		19
Class 529-E	14	2		2
Class 529-F-1	—	3		3
Class R-1	8	1		Not applicable
Class R-2	85	45		Not applicable
Class R-2E	—	—	*	Not applicable
Class R-3	47	16		Not applicable
Class R-4	29	11		Not applicable
Class R-5E†	Not applicable	—	*	Not applicable
Class R-5	Not applicable	1		Not applicable
Class R-6	Not applicable	—	*	Not applicable
Total class-specific expenses	$5,833	$1,673		$55

Tax-Advantaged Income Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$1,029	$348
Class B	1	—	*
Class C	549	55
Class F-1	33	15
Class F-2	Not applicable	21
Total class-specific expenses	$1,612	$439

Preservation Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$912	$320		Not applicable
Class B	5	1		Not applicable
Class C	725	73		Not applicable
Class F-1	31	14		Not applicable
Class F-2	Not applicable	13		Not applicable
Class 529-A	62	32		$26
Class 529-B	2	—	*	—	*
Class 529-C	128	14		12
Class 529-E	6	1		1
Class 529-F-1	—	5		5
Class R-1	7	1		Not applicable
Class R-2	56	29		Not applicable
Class R-2E	1	—	*	Not applicable
Class R-3	33	11		Not applicable
Class R-4	8	3		Not applicable
Class R-5E†	Not applicable	—	*	Not applicable
Class R-5	Not applicable	—	*	Not applicable
Class R-6	Not applicable	—	*	Not applicable
Total class-specific expenses	$1,976	$517		$44

Tax-Exempt Preservation Portfolio

	Distribution		Transfer agent
Share class	services		services
Class A	$360		$120
Class B	—	*	—	*
Class C	274		28
Class F-1	8		3
Class F-2	Not applicable		16
Total class-specific expenses	$642		$167

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation
Global Growth Portfolio	$3,730	$85	$3,815
Growth Portfolio	7,822	181	8,003
Growth and Income Portfolio	11,626	254	11,880
Balanced Portfolio	9,672	203	9,875
Income Portfolio	7,397	155	7,552
Tax-Advantaged Income Portfolio	1,963	38	2,001
Preservation Portfolio	2,155	36	2,191
Tax-Exempt Preservation Portfolio	732	13	745

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Portfolio Series	31

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2016, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$206,175	$6,748
Growth Portfolio	633,957	2,076
Growth and Income Portfolio	716,771	1,898
Balanced Portfolio	771,990	—
Income Portfolio	573,248	270,300
Tax-Advantaged Income Portfolio	157,164	2,330
Preservation Portfolio	186,896	12,219
Tax-Exempt Preservation Portfolio	72,868	12,614

32	American Funds Portfolio Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016
Class A	$159,119	11,707		$38,436		2,744		$(90,136)	(6,674)	$107,419	7,777
Class B	105	8		43		3		(593)	(45)	(445)	(34)
Class C	38,527	2,866		6,566		474		(16,655)	(1,252)	28,438	2,088
Class F-1	11,191	829		1,476		105		(11,097)	(839)	1,570	95
Class F-2	31,719	2,339		2,334		166		(14,114)	(1,049)	19,939	1,456
Class 529-A	18,746	1,382		4,863		348		(5,287)	(392)	18,322	1,338
Class 529-B	13	1		11		1		(132)	(11)	(108)	(9)
Class 529-C	6,150	459		1,672		121		(1,975)	(150)	5,847	430
Class 529-E	931	68		174		12		(314)	(23)	791	57
Class 529-F-1	2,120	156		327		23		(513)	(39)	1,934	140
Class R-1	880	67		77		5		(274)	(20)	683	52
Class R-2	11,707	877		1,137		82		(3,163)	(236)	9,681	723
Class R-2E	1	—	[2]	—	[2]	—	[2]	— [2]	— [2]	1	— [2]
Class R-3	3,962	295		621		44		(2,440)	(177)	2,143	162
Class R-4	2,590	190		362		26		(2,155)	(158)	797	58
Class R-5E3	10	1		—		—		—	—	10	1
Class R-5	979	75		114		8		(341)	(25)	752	58
Class R-6	1,495	109		1,518		107		(3,355)	(244)	(342)	(28)
Total net increase (decrease)	$290,245	21,429		$59,731		4,269		$(152,544)	(11,334)	$197,432	14,364

Year ended October 31, 2015
Class A	$379,782	25,714		$18,397		1,273		$(114,558)	(7,820)	$283,621	19,167
Class B	453	31		35		3		(1,178)	(81)	(690)	(47)
Class C	91,150	6,247		2,564		179		(25,798)	(1,785)	67,916	4,641
Class F-1	34,846	2,359		1,017		70		(33,539)	(2,342)	2,324	87
Class F-2	34,994	2,365		1,103		76		(21,860)	(1,479)	14,237	962
Class 529-A	43,168	2,927		2,379		164		(11,079)	(754)	34,468	2,337
Class 529-B	56	4		8		1		(225)	(16)	(161)	(11)
Class 529-C	15,584	1,071		800		56		(4,146)	(285)	12,238	842
Class 529-E	2,291	157		89		6		(1,240)	(88)	1,140	75
Class 529-F-1	4,124	283		119		8		(511)	(34)	3,732	257
Class R-1	1,230	85		29		2		(376)	(26)	883	61
Class R-2	17,877	1,230		396		28		(4,283)	(295)	13,990	963
Class R-2E	1	—	[2]	—		—		— [2]	— [2]	1	— [2]
Class R-3	7,694	526		285		20		(2,147)	(148)	5,832	398
Class R-4	7,389	498		139		10		(2,842)	(194)	4,686	314
Class R-5	1,939	129		30		2		(372)	(25)	1,597	106
Class R-6	9,814	655		873		60		(4,542)	(307)	6,145	408
Total net increase (decrease)	$652,392	44,281		$28,263		1,958		$(228,696)	(15,679)	$451,959	30,560

See page 40 for footnotes.

American Funds Portfolio Series	33

Growth Portfolio

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016
Class A	$440,794	30,818		$96,700	6,574	$(173,936)	(12,168)	$363,558	25,224
Class B	207	14		141	10	(1,434)	(103)	(1,086)	(79)
Class C	129,717	9,144		19,633	1,349	(41,419)	(2,946)	107,931	7,547
Class F-1	21,219	1,475		2,471	168	(9,663)	(689)	14,027	954
Class F-2	47,690	3,302		5,338	362	(21,350)	(1,507)	31,678	2,157
Class 529-A	55,363	3,862		13,361	909	(10,761)	(758)	57,963	4,013
Class 529-B	35	3		35	2	(450)	(33)	(380)	(28)
Class 529-C	17,599	1,244		4,001	274	(5,137)	(367)	16,463	1,151
Class 529-E	2,418	170		650	45	(885)	(67)	2,183	148
Class 529-F-1	7,275	503		974	66	(1,023)	(70)	7,226	499
Class R-1	2,028	142		259	18	(1,350)	(92)	937	68
Class R-2	26,925	1,923		2,619	180	(7,065)	(496)	22,479	1,607
Class R-2E	1,748	115		79	5	(29)	(2)	1,798	118
Class R-3	12,491	884		1,532	105	(6,116)	(424)	7,907	565
Class R-4	9,361	655		1,143	78	(5,281)	(374)	5,223	359
Class R-5E3	10	1		—	—	—	—	10	1
Class R-5	1,809	128		254	17	(334)	(24)	1,729	121
Class R-6	5,172	363		2,214	150	(5,356)	(382)	2,030	131
Total net increase (decrease)	$781,861	54,746		$151,404	10,312	$(291,589)	(20,502)	$641,676	44,556

Year ended October 31, 2015
Class A	$859,489	55,673		$44,170	2,919	$(209,748)	(13,649)	$693,911	44,943
Class B	1,207	79		121	8	(2,951)	(193)	(1,623)	(106)
Class C	237,543	15,566		7,036	469	(45,423)	(2,982)	199,156	13,053
Class F-1	37,177	2,406		1,290	85	(26,496)	(1,725)	11,971	766
Class F-2	62,599	4,043		1,943	128	(17,872)	(1,160)	46,670	3,011
Class 529-A	105,006	6,796		5,999	396	(15,096)	(975)	95,909	6,217
Class 529-B	155	10		27	2	(467)	(31)	(285)	(19)
Class 529-C	37,845	2,476		1,682	112	(6,615)	(432)	32,912	2,156
Class 529-E	3,898	254		332	22	(1,131)	(75)	3,099	201
Class 529-F-1	11,131	716		348	23	(1,333)	(85)	10,146	654
Class R-1	4,169	272		116	8	(2,062)	(137)	2,223	143
Class R-2	34,446	2,257		924	62	(8,019)	(528)	27,351	1,791
Class R-2E	7	—	[2]	—	—	—	—	7	— [2]
Class R-3	18,948	1,229		654	43	(4,477)	(293)	15,125	979
Class R-4	20,645	1,357		240	16	(4,724)	(310)	16,161	1,063
Class R-5	3,607	230		43	3	(248)	(16)	3,402	217
Class R-6	16,856	1,073		1,238	81	(7,964)	(519)	10,130	635
Total net increase (decrease)	$1,454,728	94,437		$66,163	4,377	$(354,626)	(23,110)	$1,166,265	75,704

34	American Funds Portfolio Series

Growth and Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016
Class A	$548,551	43,067	$128,164	9,958	$(249,657)	(19,623)	$427,058	33,402
Class B	308	25	180	14	(2,580)	(205)	(2,092)	(166)
Class C	170,020	13,401	25,986	2,028	(67,597)	(5,348)	128,409	10,081
Class F-1	25,713	2,012	3,223	250	(15,101)	(1,193)	13,835	1,069
Class F-2	52,585	4,130	4,961	385	(23,676)	(1,859)	33,870	2,656
Class 529-A	35,283	2,762	10,466	813	(13,980)	(1,105)	31,769	2,470
Class 529-B	43	4	28	2	(384)	(30)	(313)	(24)
Class 529-C	13,146	1,034	3,885	303	(5,615)	(444)	11,416	893
Class 529-E	1,757	137	543	42	(621)	(49)	1,679	130
Class 529-F-1	5,699	444	766	60	(1,781)	(141)	4,684	363
Class R-1	1,473	116	242	19	(1,088)	(86)	627	49
Class R-2	23,306	1,841	2,296	179	(8,362)	(657)	17,240	1,363
Class R-2E	1,877	148	14	1	(248)	(19)	1,643	130
Class R-3	14,675	1,148	1,550	121	(5,478)	(425)	10,747	844
Class R-4	16,146	1,246	1,527	119	(7,766)	(613)	9,907	752
Class R-5E3	10	1	—	—	—	—	10	1
Class R-5	1,718	138	130	10	(992)	(80)	856	68
Class R-6	8,289	676	1,729	134	(4,601)	(365)	5,417	445
Total net increase (decrease)	$920,599	72,330	$185,690	14,438	$(409,527)	(32,242)	$696,762	54,526

Year ended October 31, 2015
Class A	$1,161,900	85,594	$93,342	6,904	$(379,576)	(28,062)	$875,666	64,436
Class B	1,465	108	235	17	(5,265)	(389)	(3,565)	(264)
Class C	332,505	24,616	14,292	1,058	(85,166)	(6,322)	261,631	19,352
Class F-1	43,278	3,196	2,212	164	(22,419)	(1,658)	23,071	1,702
Class F-2	79,853	5,869	3,158	233	(28,446)	(2,111)	54,565	3,991
Class 529-A	72,873	5,365	7,753	573	(19,770)	(1,462)	60,856	4,476
Class 529-B	278	20	33	2	(795)	(58)	(484)	(36)
Class 529-C	33,473	2,476	2,459	182	(11,790)	(872)	24,142	1,786
Class 529-E	4,928	362	349	26	(1,037)	(77)	4,240	311
Class 529-F-1	6,320	465	597	44	(3,965)	(293)	2,952	216
Class R-1	3,979	293	182	13	(3,277)	(249)	884	57
Class R-2	36,051	2,674	1,134	84	(11,191)	(837)	25,994	1,921
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	18,976	1,404	952	71	(5,742)	(427)	14,186	1,048
Class R-4	30,242	2,240	570	42	(5,504)	(411)	25,308	1,871
Class R-5	1,980	147	64	5	(192)	(14)	1,852	138
Class R-6	19,808	1,456	1,266	94	(8,062)	(594)	13,012	956
Total net increase (decrease)	$1,847,909	136,285	$128,598	9,512	$(592,197)	(43,836)	$1,384,310	101,961

See page 40 for footnotes.

American Funds Portfolio Series	35

Balanced Portfolio

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016
Class A	$532,292	41,339	$79,947	6,160		$(190,722)	(14,911)	$421,517	32,588
Class B	433	34	109	8		(2,058)	(161)	(1,516)	(119)
Class C	182,360	14,259	18,146	1,404		(61,586)	(4,828)	138,920	10,835
Class F-1	48,744	3,851	2,664	205		(16,249)	(1,261)	35,159	2,795
Class F-2	77,206	5,964	3,911	301		(17,590)	(1,376)	63,527	4,889
Class 529-A	25,953	2,014	5,449	420		(12,265)	(958)	19,137	1,476
Class 529-B	74	6	14	1		(241)	(19)	(153)	(12)
Class 529-C	14,261	1,110	2,373	183		(9,471)	(735)	7,163	558
Class 529-E	1,854	144	216	17		(588)	(45)	1,482	116
Class 529-F-1	3,263	253	540	42		(1,178)	(91)	2,625	204
Class R-1	3,277	254	237	18		(2,409)	(186)	1,105	86
Class R-2	17,778	1,392	1,446	112		(6,272)	(486)	12,952	1,018
Class R-2E	1,629	128	2	—	[2]	(165)	(13)	1,466	115
Class R-3	15,511	1,218	1,789	138		(8,805)	(690)	8,495	666
Class R-4	24,049	1,837	1,930	149		(10,065)	(786)	15,914	1,200
Class R-5E3	10	1	—	—		—	—	10	1
Class R-5	2,904	231	316	25		(2,246)	(176)	974	80
Class R-6	34,281	2,638	2,538	195		(14,162)	(1,090)	22,657	1,743
Total net increase (decrease)	$985,879	76,673	$121,627	9,378		$(356,072)	(27,812)	$751,434	58,239

Year ended October 31, 2015
Class A	$993,186	74,182	$42,191	3,167		$(265,868)	(19,887)	$769,509	57,462
Class B	1,287	97	78	6		(3,887)	(292)	(2,522)	(189)
Class C	320,596	24,034	6,320	475		(86,785)	(6,523)	240,131	17,986
Class F-1	40,031	2,988	1,392	104		(18,182)	(1,370)	23,241	1,722
Class F-2	61,782	4,608	1,716	129		(24,150)	(1,796)	39,348	2,941
Class 529-A	53,121	3,958	3,091	232		(19,522)	(1,457)	36,690	2,733
Class 529-B	275	20	10	1		(554)	(41)	(269)	(20)
Class 529-C	29,495	2,214	970	73		(13,972)	(1,045)	16,493	1,242
Class 529-E	3,062	228	105	8		(1,123)	(84)	2,044	152
Class 529-F-1	7,282	542	293	22		(2,783)	(205)	4,792	359
Class R-1	5,695	426	99	8		(3,745)	(281)	2,049	153
Class R-2	28,593	2,145	524	39		(10,781)	(812)	18,336	1,372
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	37,736	2,825	789	59		(11,319)	(848)	27,206	2,036
Class R-4	23,800	1,772	829	62		(12,176)	(912)	12,453	922
Class R-5	3,790	283	211	16		(2,071)	(157)	1,930	142
Class R-6	50,760	3,800	1,274	95		(18,725)	(1,404)	33,309	2,491
Total net increase (decrease)	$1,660,491	124,122	$59,892	4,496		$(495,643)	(37,114)	$1,224,740	91,504

36	American Funds Portfolio Series

Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016
Class A	$334,076	29,806	$53,237	4,743	$(221,810)	(19,869)	$165,503	14,680
Class B	274	25	59	5	(1,489)	(133)	(1,156)	(103)
Class C	102,421	9,183	10,644	953	(61,104)	(5,493)	51,961	4,643
Class F-1	17,216	1,536	1,675	149	(11,919)	(1,070)	6,972	615
Class F-2	93,854	8,331	2,040	181	(60,216)	(5,520)	35,678	2,992
Class 529-A	10,240	910	1,616	144	(8,738)	(785)	3,118	269
Class 529-B	52	4	6	1	(214)	(19)	(156)	(14)
Class 529-C	6,118	547	831	74	(6,352)	(569)	597	52
Class 529-E	394	35	125	11	(882)	(79)	(363)	(33)
Class 529-F-1	2,168	193	165	15	(694)	(62)	1,639	146
Class R-1	356	32	30	2	(136)	(12)	250	22
Class R-2	5,675	507	458	41	(3,950)	(355)	2,183	193
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	5,065	455	409	37	(3,276)	(292)	2,198	200
Class R-4	11,383	1,002	558	50	(4,269)	(374)	7,672	678
Class R-5E3	10	1	—	—	—	—	10	1
Class R-5	1,116	100	76	7	(277)	(25)	915	82
Class R-6	5,532	495	445	40	(2,377)	(211)	3,600	324
Total net increase (decrease)	$595,950	53,162	$72,374	6,453	$(387,703)	(34,868)	$280,621	24,747

Year ended October 31, 2015
Class A	$811,243	68,593	$68,847	5,877	$(302,274)	(25,738)	$577,816	48,732
Class B	1,322	111	136	12	(3,808)	(323)	(2,350)	(200)
Class C	241,244	20,489	12,408	1,063	(87,525)	(7,490)	166,127	14,062
Class F-1	32,198	2,738	2,319	198	(21,841)	(1,873)	12,676	1,063
Class F-2	41,280	3,490	2,560	218	(23,418)	(1,995)	20,422	1,713
Class 529-A	23,319	1,974	2,239	191	(14,235)	(1,208)	11,323	957
Class 529-B	104	9	14	1	(372)	(32)	(254)	(22)
Class 529-C	15,014	1,273	1,130	97	(10,186)	(868)	5,958	502
Class 529-E	2,442	205	181	16	(931)	(79)	1,692	142
Class 529-F-1	3,260	274	200	17	(1,633)	(138)	1,827	153
Class R-1	615	52	46	4	(674)	(57)	(13)	(1)
Class R-2	10,569	897	505	43	(3,124)	(269)	7,950	671
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	9,191	780	463	39	(2,375)	(203)	7,279	616
Class R-4	14,157	1,195	496	42	(4,537)	(383)	10,116	854
Class R-5	1,447	122	89	8	(689)	(59)	847	71
Class R-6	9,121	776	515	44	(4,103)	(348)	5,533	472
Total net increase (decrease)	$1,216,526	102,978	$92,148	7,870	$(481,725)	(41,063)	$826,949	69,785

See page 40 for footnotes.

American Funds Portfolio Series	37

Tax-Advantaged Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016
Class A	$142,545	11,676	$13,994	1,142		$(52,169)	(4,288)	$104,370	8,530
Class B	27	2	2	—	[2]	(102)	(8)	(73)	(6)
Class C	31,549	2,598	1,880	154		(9,552)	(790)	23,877	1,962
Class F-1	10,719	890	521	43		(2,140)	(176)	9,100	757
Class F-2	15,691	1,290	846	69		(4,904)	(404)	11,633	955
Total net increase (decrease)	$200,531	16,456	$17,243	1,408		$(68,867)	(5,666)	$148,907	12,198

Year ended October 31, 2015
Class A	$293,454	23,513	$15,025	1,217		$(68,055)	(5,486)	$240,424	19,244
Class B	94	8	5	—	[2]	(205)	(17)	(106)	(9)
Class C	54,518	4,389	1,749	142		(15,347)	(1,237)	40,920	3,294
Class F-1	9,213	740	522	42		(2,800)	(225)	6,935	557
Class F-2	22,531	1,802	828	67		(6,687)	(541)	16,672	1,328
Total net increase (decrease)	$379,810	30,452	$18,129	1,468		$(93,094)	(7,506)	$304,845	24,414

38	American Funds Portfolio Series

Preservation Portfolio

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016
Class A	$205,441	20,695	$3,271		330		$(104,318)	(10,503)	$104,394	10,522
Class B	263	27	2		—	[2]	(554)	(56)	(289)	(29)
Class C	57,211	5,771	260		26		(27,262)	(2,750)	30,209	3,047
Class F-1	14,119	1,423	125		13		(11,985)	(1,203)	2,259	233
Class F-2	17,906	1,802	168		17		(6,507)	(655)	11,567	1,164
Class 529-A	18,045	1,816	301		31		(7,552)	(762)	10,794	1,085
Class 529-B	52	5	—	[2]	—	[2]	(188)	(18)	(136)	(13)
Class 529-C	9,559	963	33		4		(4,915)	(496)	4,677	471
Class 529-E	743	74	10		1		(557)	(56)	196	19
Class 529-F-1	3,007	303	67		6		(1,328)	(134)	1,746	175
Class R-1	684	69	2		—	[2]	(24)	(2)	662	67
Class R-2	4,945	500	22		2		(2,857)	(288)	2,110	214
Class R-2E	427	43	2		—	[2]	—	—	429	43
Class R-3	3,754	378	50		5		(1,912)	(193)	1,892	190
Class R-4	2,809	283	38		4		(1,297)	(132)	1,550	155
Class R-5E3	10	1	—		—		—	—	10	1
Class R-5	382	38	6		1		(111)	(11)	277	28
Class R-6	2,709	273	53		5		(1,517)	(153)	1,245	125
Total net increase (decrease)	$342,066	34,464	$4,410		445		$(172,884)	(17,412)	$173,592	17,497

Year ended October 31, 2015
Class A	$318,904	32,012	$5,359		538		$(178,287)	(17,897)	$145,976	14,653
Class B	878	88	5		1		(1,352)	(136)	(469)	(47)
Class C	73,837	7,422	415		42		(37,487)	(3,768)	36,765	3,696
Class F-1	14,656	1,471	138		14		(3,099)	(311)	11,695	1,174
Class F-2	15,508	1,556	199		20		(6,873)	(689)	8,834	887
Class 529-A	26,598	2,669	509		51		(14,828)	(1,489)	12,279	1,231
Class 529-B	283	28	1		—	[2]	(265)	(27)	19	1
Class 529-C	10,022	1,007	70		7		(7,806)	(785)	2,286	229
Class 529-E	1,120	113	20		2		(926)	(93)	214	22
Class 529-F-1	4,805	483	110		11		(2,665)	(268)	2,250	226
Class R-1	718	72	4		—	[2]	(306)	(30)	416	42
Class R-2	10,448	1,051	43		4		(4,094)	(412)	6,397	643
Class R-2E	—	—	—		—		—	—	—	—
Class R-3	9,569	962	82		8		(4,489)	(451)	5,162	519
Class R-4	4,929	495	50		5		(1,593)	(160)	3,386	340
Class R-5	631	63	7		1		(457)	(46)	181	18
Class R-6	3,728	374	91		9		(2,571)	(258)	1,248	125
Total net increase (decrease)	$496,634	49,866	$7,103		713		$(267,098)	(26,820)	$236,639	23,759

See page 40 for footnotes.

American Funds Portfolio Series	39

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2016
Class A	$81,327	8,177	$2,605	262		$(41,365)	(4,162)	$42,567		4,277
Class B	13	1	1	—	[2]	(14)	(2)	—	[2]	(1)
Class C	14,303	1,439	407	41		(7,367)	(741)	7,343		739
Class F-1	3,368	338	70	7		(588)	(59)	2,850		286
Class F-2	19,781	1,991	367	37		(12,738)	(1,281)	7,410		747
Total net increase (decrease)	$118,792	11,946	$3,450	347		$(62,072)	(6,245)	$60,170		6,048

Year ended October 31, 2015
Class A	$125,006	12,577	$4,432	447		$(63,866)	(6,428)	$65,572		6,596
Class B	55	6	1	—	[2]	(59)	(6)	(3)		—	[2]
Class C	22,636	2,282	757	76		(13,747)	(1,385)	9,646		973
Class F-1	1,895	191	106	11		(1,567)	(158)	434		44
Class F-2	17,075	1,721	440	44		(4,748)	(478)	12,767		1,287
Total net increase (decrease)	$166,667	16,777	$5,736	578		$(83,987)	(8,455)	$88,416		8,900

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

40	American Funds Portfolio Series

Financial highlights

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/16[6,7]	$14.58	$.12	$(.40)	$(.28)	$(.13)	$(.42)	$(.55)	$13.75	(1.99)%[8]		$1,040	.39%[9]		.35%[9]		.84%[9]		1.76%[9]
10/31/15	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85		990	.45		.35		.84		1.02
10/31/14	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71		722	.44		.34		.83		.96
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18		377	.50		.40		.90		.85
10/31/12[7,10]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	[8]	53	.25	[8]	.20	[8]	.71	[8]	.29	[8]
Class B:
4/30/16[6,7]	14.44	.07	(.41)	(.34)	—	(.42)	(.42)	13.68	(2.41)[8]		1	1.20	[9]	1.16	[9]	1.65	[9]	1.03	[9]
10/31/15	14.66	.06	(.06)	—	— [11]	(.22)	(.22)	14.44	.05		2	1.23		1.13		1.62		.41
10/31/14	13.81	.03	.90	.93	(.07)	(.01)	(.08)	14.66	6.82		2	1.25		1.15		1.64		.23
10/31/13	11.13	.02	2.78	2.80	(.11)	(.01)	(.12)	13.81	25.32		2	1.28		1.18		1.68		.13
10/31/12[7,10]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30	[8]	1	.56	[8]	.51	[8]	1.02	[8]	(.08)[8]
Class C:
4/30/16[6,7]	14.37	.06	(.41)	(.35)	(.03)	(.42)	(.45)	13.57	(2.46)	[8]	216	1.18	[9]	1.15	[9]	1.64	[9]	.95	[9]
10/31/15	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06		198	1.22		1.12		1.61		.22
10/31/14	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92		134	1.24		1.14		1.63		.14
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27		62	1.26		1.16		1.66		.04
10/31/12[7,10]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30	[8]	8	.56	[8]	.51	[8]	1.02	[8]	(.17)[8]
Class F-1:
4/30/16[6,7]	14.58	.12	(.41)	(.29)	(.11)	(.42)	(.53)	13.76	(2.07)[8]		39	.46	[9]	.42	[9]	.91	[9]	1.75	[9]
10/31/15	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77		39	.50		.40		.89		1.01
10/31/14	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69		39	.51		.41		.90		.92
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23		23	.53		.43		.93		.59
10/31/12[7,10]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	[8]	2	.19	[8]	.14	[8]	.65	[8]	.28	[8]
Class F-2:
4/30/16[6,7]	14.64	.12	(.39)	(.27)	(.16)	(.42)	(.58)	13.79	(1.93)[8]		72	.19	[9]	.16	[9]	.65	[9]	1.84	[9]
10/31/15	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08		55	.24		.14		.63		1.28
10/31/14	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90		41	.24		.14		.63		1.15
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57		20	.27		.17		.67		.96
10/31/12[7,10]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80	[8]	1	.11	[8]	.06	[8]	.57	[8]	.37	[8]
Class 529-A:
4/30/16[6,7]	14.56	.11	(.40)	(.29)	(.12)	(.42)	(.54)	13.73	(2.06)[8]		138	.45	[9]	.42	[9]	.91	[9]	1.66	[9]
10/31/15	14.81	.14	(.04)	.10	(.13)	(.22)	(.35)	14.56	.73		126	.51		.41		.90		.97
10/31/14	13.91	.13	.93	1.06	(.15)	(.01)	(.16)	14.81	7.70		94	.51		.41		.90		.87
10/31/13	11.16	.12	2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27		45	.50		.40		.90		.96
10/31/12[7,10]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60	[8]	9	.23	[8]	.18	[8]	.69	[8]	.21	[8]

See page 61 for footnotes.

American Funds Portfolio Series	41

Financial highlights (continued)

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-B:
4/30/16[6,7]	$14.42	$.07	$(.42)	$(.35)	$—	$(.42)	$(.42)	$13.65	(2.49)%[8]	$—	[12]	1.30%[9]		1.26%[9]		1.75%[9]		1.06%[9]
10/31/15	14.65	.05	(.06)	(.01)	—	(.22)	(.22)	14.42	(.04)	—	[12]	1.32		1.22		1.71		.31
10/31/14	13.80	.03	.90	.93	(.07)	(.01)	(.08)	14.65	6.79	1		1.33		1.23		1.72		.21
10/31/13	11.14	.03	2.75	2.78	(.11)	(.01)	(.12)	13.80	25.11	1		1.38		1.28		1.78		.21
10/31/12[7,10]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40 [8]	—	[12]	.59	[8]	.54	[8]	1.05	[8]	(.26)[8]
Class 529-C:
4/30/16[6,7]	14.34	.06	(.40)	(.34)	(.02)	(.42)	(.44)	13.56	(2.46)[8]	56		1.28	[9]	1.24	[9]	1.73	[9]	.86 [9]
10/31/15	14.61	.03	(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)	53		1.31		1.21		1.70		.18
10/31/14	13.78	— [11]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76	42		1.32		1.22		1.71		(.03)
10/31/13	11.12	(.01)	2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23	16		1.36		1.26		1.76		(.06)
10/31/12[7,10]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20 [8]	2		.60	[8]	.56	[8]	1.07	[8]	(.18)[8]
Class 529-E:
4/30/16[6,7]	14.50	.09	(.40)	(.31)	(.09)	(.42)	(.51)	13.68	(2.20)[8]	5		.73	[9]	.69	[9]	1.18	[9]	1.39 [9]
10/31/15	14.75	.10	(.02)	.08	(.11)	(.22)	(.33)	14.50	.55	5		.78		.68		1.17		.69
10/31/14	13.88	.08	.93	1.01	(.13)	(.01)	(.14)	14.75	7.33	4		.79		.69		1.18		.55
10/31/13	11.16	.06	2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89	2		.82		.72		1.22		.49
10/31/12[7,10]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60 [8]	—	[12]	.33	[8]	.29	[8]	.80	[8]	.08 [8]
Class 529-F-1:
4/30/16[6,7]	14.61	.12	(.39)	(.27)	(.15)	(.42)	(.57)	13.77	(1.94)[8]	9		.27	[9]	.24	[9]	.73	[9]	1.84 [9]
10/31/15	14.85	.17	(.03)	.14	(.16)	(.22)	(.38)	14.61	.98	8		.31		.21		.70		1.12
10/31/14	13.94	.14	.94	1.08	(.16)	(.01)	(.17)	14.85	7.85	4		.31		.21		.70		.96
10/31/13	11.18	.16	2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37	1		.37		.27		.77		1.26
10/31/12[7,10]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80 [8]	—	[12]	.16	[8]	.11	[8]	.62	[8]	.23 [8]
Class R-1:
4/30/16[6,7]	14.39	.06	(.40)	(.34)	(.03)	(.42)	(.45)	13.60	(2.42)[8]	3		1.18	[9]	1.15	[9]	1.64	[9]	.83 [9]
10/31/15	14.65	.02	(.02)	—	(.04)	(.22)	(.26)	14.39	.03	2		1.23		1.13		1.62		.17
10/31/14	13.81	.02	.92	.94	(.09)	(.01)	(.10)	14.65	6.86	2		1.25		1.15		1.64		.13
10/31/13	11.14	.02	2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28	1		1.25		1.15		1.65		.13
10/31/12[7,10]	10.00	— [11]	1.14	1.14	—	—	—	11.14	11.40 [8]	—	[12]	.51	[8]	.47	[8]	.98	[8]	(.04)[8]
Class R-2:
4/30/16[6,7]	14.35	.06	(.40)	(.34)	(.04)	(.42)	(.46)	13.55	(2.43)[8]	41		1.22	[9]	1.19	[9]	1.68	[9]	.85 [9]
10/31/15	14.62	.02	(.02)	—	(.05)	(.22)	(.27)	14.35	.03	33		1.25		1.15		1.64		.17
10/31/14	13.80	— [11]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82	19		1.30		1.20		1.69		.03
10/31/13	11.15	(.02)	2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24	7		1.27		1.17		1.67		(.18)
10/31/12[7,10]	10.00	(.02)	1.17	1.15	—	—	—	11.15	11.50 [8]	1		.47	[8]	.42	[8]	.93	[8]	(.21)[8]

42	American Funds Portfolio Series

Global Growth Portfolio

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2E:
4/30/16[6,7]	$14.57	$.13		$(.41)	$(.28)	$(.14)	$(.42)	$(.56)	$13.73	(2.02)%[8]	$—	[12]	.31%[9,13]		.25%[9,13]		.74%[9,13]		1.89%[9,13]
10/31/15	14.82	.17		(.04)	.13	(.16)	(.22)	(.38)	14.57	.94 [13]	—	[12]	.38	[13]	.27	[13]	.76	[13]	1.18	[13]
10/31/14[7,14]	15.02	.01		(.21)	(.20)	—	—	—	14.82	(1.33)[8,13]	—	[12]	.06	[8,13]	.04	[8,13]	.53	[8,13]	.09	[8,13]
Class R-3:
4/30/16[6,7]	14.49	.09		(.41)	(.32)	(.08)	(.42)	(.50)	13.67	(2.26)[8]	19		.75	[9]	.72	[9]	1.21	[9]	1.34	[9]
10/31/15	14.74	.10		(.03)	.07	(.10)	(.22)	(.32)	14.49	.48	18		.79		.69		1.18		.66
10/31/14	13.86	.09		.92	1.01	(.12)	(.01)	(.13)	14.74	7.38	13		.82		.72		1.21		.60
10/31/13	11.16	.05		2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77	6		.83		.73		1.23		.36
10/31/12[7,10]	10.00	.04		1.12	1.16	—	—	—	11.16	11.60 [8]	—	[12]	.33	[8]	.29	[8]	.80	[8]	.39	[8]
Class R-4:
4/30/16[6,7]	14.57	.12		(.41)	(.29)	(.13)	(.42)	(.55)	13.73	(2.05)[8]	9		.43	[9]	.39	[9]	.88	[9]	1.79	[9]
10/31/15	14.82	.15		(.04)	.11	(.14)	(.22)	(.36)	14.57	.81	9		.47		.37		.86		1.00
10/31/14	13.93	.12		.93	1.05	(.15)	(.01)	(.16)	14.82	7.62	4		.48		.38		.87		.81
10/31/13	11.18	.14		2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27	1		.49		.39		.89		1.11
10/31/12[7,10]	10.00	—	[11]	1.18	1.18	—	—	—	11.18	11.80 [8]	—	[12]	.21	[8]	.16	[8]	.67	[8]	(.02)[8]
Class R-5E:
4/30/16[6,7,15]	14.71	.13		(.54)	(.41)	(.17)	(.42)	(.59)	13.71	(2.87)[8]	—	[12]	.13	[8]	.11	[8]	.60	[8]	.98	[8]
Class R-5:
4/30/16[6,7]	14.70	.13		(.41)	(.28)	(.16)	(.42)	(.58)	13.84	(1.94)[8]	3		.13	[9]	.10	[9]	.59	[9]	1.94	[9]
10/31/15	14.88	.16		— [11]	.16	(.12)	(.22)	(.34)	14.70	1.13	3		.18		.08		.57		1.10
10/31/14	13.97	.27		.82	1.09	(.17)	(.01)	(.18)	14.88	7.92	1		.21		.11		.60		1.84
10/31/13	11.18	.18		2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66	20		.23		.13		.63		1.47
10/31/12[7,10]	10.00	.03		1.15	1.18	—	—	—	11.18	11.80 [8]	11		.10	[8]	.05	[8]	.56	[8]	.30	[8]
Class R-6:
4/30/16[6,7]	14.72	.14		(.41)	(.27)	(.17)	(.42)	(.59)	13.86	(1.90)[8]	36		.08	[9]	.05	[9]	.54	[9]	2.09	[9]
10/31/15	14.95	.20		(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15	39		.14		.04		.53		1.36
10/31/14	14.02	.14		.98	1.12	(.18)	(.01)	(.19)	14.95	8.07	33		.14		.04		.53		.96
10/31/13	11.17	.10		2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57	3		.18		.08		.58		.79
10/31/12[7,10]	10.00	.05		1.12	1.17	—	—	—	11.17	11.70 [8]	—	[12]	.13	[8]	.08	[8]	.59	[8]	.52	[8]

See page 61 for footnotes.

American Funds Portfolio Series	43

Financial highlights (continued)

Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/16[6,7]	$15.41	$.09	$(.19)	$(.10)	$(.11)	$(.60)	$(.71)	$14.60	(.74)%[8]		$2,303	.38%[9]		.35%[9]		.78%[9]		1.33%[9]
10/31/15	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48		2,042	.42		.32		.75		.65
10/31/14	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46		1,345	.42		.32		.75		.47
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45		646	.45		.35		.79		.67
10/31/12[7,10]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	[8]	108	.24	[8]	.19	[8]	.64	[8]	.15	[8]
Class B:
4/30/16[6,7]	15.23	.05	(.22)	(.17)	—	(.60)	(.60)	14.46	(1.19)[8]		3	1.19	[9]	1.16	[9]	1.59	[9]	.64	[9]
10/31/15	15.18	— [11]	.41	.41	—	(.36)	(.36)	15.23	2.70		4	1.23		1.13		1.56		.01
10/31/14	13.89	(.04)	1.37	1.33	—	(.04)	(.04)	15.18	9.58		5	1.24		1.14		1.57		(.28)
10/31/13	10.98	— [11]	3.00	3.00	(.09)	—	(.09)	13.89	27.47		5	1.26		1.16		1.60		(.04)
10/31/12[7,10]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	[8]	1	.55	[8]	.51	[8]	.96	[8]	(.23)[8]
Class C:
4/30/16[6,7]	15.18	.04	(.21)	(.17)	(.01)	(.60)	(.61)	14.40	(1.17)[8]		543	1.17	[9]	1.14	[9]	1.57	[9]	.52	[9]
10/31/15	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69		458	1.21		1.11		1.54		(.18)
10/31/14	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60		259	1.23		1.13		1.56		(.35)
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52		108	1.24		1.14		1.58		(.17)
10/31/12[7,10]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	[8]	14	.55	[8]	.50	[8]	.95	[8]	(.27)[8]
Class F-1:
4/30/16[6,7]	15.40	.09	(.21)	(.12)	(.09)	(.60)	(.69)	14.59	(.82)[8]		63	.44	[9]	.41	[9]	.84	[9]	1.27	[9]
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42		51	.49		.39		.82		.61
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44		40	.50		.40		.83		.41
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41		19	.51		.41		.85		.64
10/31/12[7,10]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	[8]	3	.19	[8]	.15	[8]	.60	[8]	.19	[8]
Class F-2:
4/30/16[6,7]	15.47	.11	(.20)	(.09)	(.13)	(.60)	(.73)	14.65	(.62)[8]		130	.18	[9]	.15	[9]	.58	[9]	1.47	[9]
10/31/15	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68		104	.23		.13		.56		.82
10/31/14	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69		57	.24		.14		.57		.66
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75		31	.26		.16		.60		.64
10/31/12[7,10]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	[8]	2	.09	[8]	.05	[8]	.50	[8]	.27	[8]
Class 529-A:
4/30/16[6,7]	15.40	.09	(.20)	(.11)	(.10)	(.60)	(.70)	14.59	(.80)[8]		324	.46	[9]	.43	[9]	.86	[9]	1.23	[9]
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43		280	.49		.39		.82		.58
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43		184	.49		.39		.82		.40
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49		90	.49		.39		.83		.71
10/31/12[7,10]	10.00	.01	1.00	1.01	—	—	—	11.01	10.10	[8]	21	.23	[8]	.18	[8]	.63	[8]	.09	[8]

44	American Funds Portfolio Series

Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-B:
4/30/16[6,7]	$15.20	$.05	$(.22)	$(.17)	$—	$(.60)	$(.60)	$14.43	(1.19)%[8]		$1	1.30%[9]		1.25%[9]		1.68%[9]		.70%[9]
10/31/15	15.17	(.02)	.41	.39	—	(.36)	(.36)	15.20	2.56		1	1.31		1.21		1.64		(.12)
10/31/14	13.89	(.06)	1.38	1.32	—	(.04)	(.04)	15.17	9.51		1	1.32		1.22		1.65		(.41)
10/31/13	10.98	.01	2.97	2.98	(.07)	—	(.07)	13.89	27.33		1	1.36		1.26		1.70		.04
10/31/12[7,10]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	[8]	1	.59	[8]	.55	[8]	1.00	[8]	(.23)[8]
Class 529-C:
4/30/16[6,7]	15.18	.03	(.21)	(.18)	—	(.60)	(.60)	14.40	(1.26)[8]		109	1.26	[9]	1.23	[9]	1.66	[9]	.44 [9]
10/31/15	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64		98	1.31		1.21		1.64		(.24)
10/31/14	13.88	(.06)	1.37	1.31	— [11]	(.04)	(.04)	15.15	9.45		65	1.31		1.21		1.64		(.41)
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35		33	1.34		1.24		1.68		(.15)
10/31/12[7,10]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	[8]	8	.60	[8]	.55	[8]	1.00	[8]	(.30)[8]
Class 529-E:
4/30/16[6,7]	15.31	.07	(.20)	(.13)	(.07)	(.60)	(.67)	14.51	(.94)[8]		16	.72	[9]	.69	[9]	1.12	[9]	1.00 [9]
10/31/15	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14		14	.77		.67		1.10		.34
10/31/14	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08		11	.78		.68		1.11		.09
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14		5	.80		.70		1.14		.39
10/31/12[7,10]	10.00	(.01)	1.01	1.00	—	—	—	11.00	10.00	[8]	1	.35	[8]	.30	[8]	.75	[8]	(.05)[8]
Class 529-F-1:
4/30/16[6,7]	15.45	.10	(.20)	(.10)	(.12)	(.60)	(.72)	14.63	(.74)[8]		26	.26	[9]	.23	[9]	.66	[9]	1.37 [9]
10/31/15	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64		20	.30		.20		.63		.70
10/31/14	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60		10	.31		.21		.64		.59
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73		4	.34		.24		.68		.90
10/31/12[7,10]	10.00	.02	1.01	1.03	—	—	—	11.03	10.20	[8]	1	.14	[8]	.10	[8]	.55	[8]	.16 [8]
Class R-1:
4/30/16[6,7]	15.22	.04	(.21)	(.17)	—	(.60)	(.60)	14.45	(1.19)[8]		7	1.18	[9]	1.15	[9]	1.58	[9]	.50 [9]
10/31/15	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66		7	1.22		1.12		1.55		(.19)
10/31/14	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57		5	1.24		1.14		1.57		(.34)
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52		3	1.24		1.14		1.58		.11
10/31/12[7,10]	10.00	(.04)	1.03	.99	—	—	—	10.99	9.90	[8]	1	.56	[8]	.51	[8]	.96	[8]	(.34)[8]
Class R-2:
4/30/16[6,7]	15.18	.03	(.20)	(.17)	(.01)	(.60)	(.61)	14.40	(1.20)[8]		81	1.20	[9]	1.17	[9]	1.60	[9]	.43 [9]
10/31/15	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65		61	1.24		1.14		1.57		(.21)
10/31/14	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55		34	1.29		1.19		1.62		(.42)
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44		13	1.24		1.14		1.58		(.22)
10/31/12[7,10]	10.00	(.03)	1.03	1.00	—	—	—	11.00	10.00	[8]	2	.48	[8]	.44	[8]	.89	[8]	(.27)[8]

See page 61 for footnotes.

American Funds Portfolio Series	45

Financial highlights (continued)

Growth Portfolio

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2E:
4/30/16[6,7]	$15.38	$.09		$(.22)	$(.13)	$(.14)	$(.60)	$(.74)	$14.51	(.95)%[8]	$2		.76%[9]		.74%[9]		1.17%[9]		1.34%[9]
10/31/15	15.36	.07		.45	.52	(.14)	(.36)	(.50)	15.38	3.43 [13]	—	[12]	.52	[13]	.42	[13]	.85	[13]	.48	[13]
10/31/14[7,14]	15.54	.01		(.19)	(.18)	—	—	—	15.36	(1.16)[8,13]	—	[12]	.06	[8,13]	.04	[8,13]	.47	[8,13]	.06	[8,13]
Class R-3:
4/30/16[6,7]	15.32	.07		(.20)	(.13)	(.06)	(.60)	(.66)	14.53	(.94)[8]	43		.74	[9]	.70	[9]	1.13	[9]	.94	[9]
10/31/15	15.29	.04		.43	.47	(.08)	(.36)	(.44)	15.32	3.07	37		.78		.68		1.11		.25
10/31/14	13.97	.01		1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07	22		.81		.71		1.14		.06
10/31/13	11.01	.01		3.05	3.06	(.10)	—	(.10)	13.97	28.02	9		.81		.71		1.15		.06
10/31/12[7,10]	10.00	.02		.99	1.01	—	—	—	11.01	10.10 [8]	—	[12]	.32	[8]	.27	[8]	.72	[8]	.19	[8]
Class R-4:
4/30/16[6,7]	15.40	.09		(.20)	(.11)	(.11)	(.60)	(.71)	14.58	(.79)[8]	27		.42	[9]	.39	[9]	.82	[9]	1.26	[9]
10/31/15	15.36	.06		.46	.52	(.12)	(.36)	(.48)	15.40	3.42	23		.47		.37		.80		.40
10/31/14	14.02	.06		1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44	7		.47		.37		.80		.39
10/31/13	11.03	.08		3.03	3.11	(.12)	—	(.12)	14.02	28.45	2		.46		.36		.80		.62
10/31/12[7,10]	10.00	—	[11]	1.03	1.03	—	—	—	11.03	10.30 [8]	—	[12]	.18	[8]	.13	[8]	.58	[8]	.04	[8]
Class R-5E:
4/30/16[6,7,15]	15.52	.11		(.32)	(.21)	(.14)	(.60)	(.74)	14.57	(1.40)[8]	—	[12]	.12	[8]	.11	[8]	.54	[8]	.77	[8]
Class R-5:
4/30/16[6,7]	15.53	.11		(.20)	(.09)	(.14)	(.60)	(.74)	14.70	(.64)[8]	6		.12	[9]	.09	[9]	.52	[9]	1.55	[9]
10/31/15	15.42	.10		.47	.57	(.10)	(.36)	(.46)	15.53	3.76	5		.17		.07		.50		.66
10/31/14	14.06	.15		1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72	1		.20		.10		.53		1.03
10/31/13	11.03	.14		3.01	3.15	(.12)	—	(.12)	14.06	28.84	20		.20		.10		.54		1.12
10/31/12[7,10]	10.00	.03		1.00	1.03	—	—	—	11.03	10.30 [8]	9		.09	[8]	.04	[8]	.49	[8]	.24	[8]
Class R-6:
4/30/16[6,7]	15.50	.12		(.20)	(.08)	(.15)	(.60)	(.75)	14.67	(.61)[8]	45		.07	[9]	.04	[9]	.47	[9]	1.66	[9]
10/31/15	15.43	.16		.42	.58	(.15)	(.36)	(.51)	15.50	3.83	46		.13		.03		.46		1.00
10/31/14	14.07	.09		1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75	36		.13		.03		.46		.59
10/31/13	11.03	.07		3.08	3.15	(.11)	—	(.11)	14.07	28.84	4		.15		.05		.49		.52
10/31/12[7,10]	10.00	.05		.98	1.03	—	—	—	11.03	10.30 [8]	—	[12]	.12	[8]	.07	[8]	.52	[8]	.46	[8]

46	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$13.44	$.14	$.02	$.16	$(.15)	$(.35)	$(.50)	$13.10	1.25%[8]		$3,715	.39%[9]		.35%[9]		.72%[9]		2.23%[9]
10/31/15	13.80	.26	(.17)	.09	(.27)	(.18)	(.45)	13.44	.70		3,363	.42		.32		.69		1.95
10/31/14	12.74	.28	1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77		2,564	.42		.32		.69		2.08
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	20.01		1,394	.43		.33		.70		2.19
10/31/12[7,10]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.63	[8]	300	.23	[8]	.18	[8]	.56	[8]	.89	[8]
Class B:
4/30/16[6,7]	13.42	.09	.01	.10	(.09)	(.35)	(.44)	13.08	.80	[8]	4	1.19	[9]	1.15	[9]	1.52	[9]	1.46	[9]
10/31/15	13.77	.17	(.19)	(.02)	(.15)	(.18)	(.33)	13.42	(.10)		6	1.22		1.12		1.49		1.25
10/31/14	12.71	.18	1.06	1.24	(.17)	(.01)	(.18)	13.77	9.88		10	1.23		1.13		1.50		1.33
10/31/13	10.86	.17	1.88	2.05	(.20)	—	(.20)	12.71	19.08		10	1.25		1.15		1.52		1.47
10/31/12[7,10]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	[8]	4	.55	[8]	.50	[8]	.88	[8]	.59	[8]
Class C:
4/30/16[6,7]	13.37	.09	.02	.11	(.10)	(.35)	(.45)	13.03	.89	[8]	849	1.16	[9]	1.13	[9]	1.50	[9]	1.44	[9]
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		737	1.21		1.11		1.48		1.14
10/31/14	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93		491	1.22		1.12		1.49		1.27
10/31/13	10.86	.16	1.88	2.04	(.21)	—	(.21)	12.69	19.03		237	1.22		1.12		1.49		1.36
10/31/12[7,10]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	[8]	40	.54	[8]	.50	[8]	.88	[8]	.53	[8]
Class F-1:
4/30/16[6,7]	13.44	.14	.02	.16	(.15)	(.35)	(.50)	13.10	1.23	[8]	96	.43	[9]	.40	[9]	.77	[9]	2.19	[9]
10/31/15	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64		84	.48		.38		.75		1.90
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70		63	.49		.39		.76		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.98		33	.49		.39		.76		2.16
10/31/12[7,10]	10.00	.08	.88	.96	(.08)	—	(.08)	10.88	9.66	[8]	7	.20	[8]	.15	[8]	.53	[8]	.79	[8]
Class F-2:
4/30/16[6,7]	13.46	.15	.02	.17	(.16)	(.35)	(.51)	13.12	1.36	[8]	156	.17	[9]	.14	[9]	.51	[9]	2.41	[9]
10/31/15	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88		125	.23		.13		.50		2.08
10/31/14	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03		73	.23		.13		.50		2.27
10/31/13	10.89	.28	1.88	2.16	(.30)	—	(.30)	12.75	20.22		33	.24		.14		.51		2.31
10/31/12[7,10]	10.00	.11	.87	.98	(.09)	—	(.09)	10.89	9.81	[8]	4	.09	[8]	.04	[8]	.42	[8]	1.06	[8]
Class 529-A:
4/30/16[6,7]	13.44	.14	.02	.16	(.15)	(.35)	(.50)	13.10	1.21	[8]	301	.47	[9]	.44	[9]	.81	[9]	2.14	[9]
10/31/15	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61		276	.51		.41		.78		1.87
10/31/14	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67		221	.51		.41		.78		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.95		129	.49		.39		.76		2.17
10/31/12[7,10]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.61	[8]	36	.26	[8]	.22	[8]	.60	[8]	.84	[8]

See page 61 for footnotes.

American Funds Portfolio Series	47

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-B:
4/30/16[6,7]	$13.42	$.08	$.02	$.10	$(.08)	$(.35)	$(.43)	$13.09	.80%[8]		$1	1.27%[9]		1.23%[9]		1.60%[9]		1.33%[9]
10/31/15	13.77	.15	(.18)	(.03)	(.14)	(.18)	(.32)	13.42	(.19)		1	1.31		1.21		1.58		1.11
10/31/14	12.71	.16	1.07	1.23	(.16)	(.01)	(.17)	13.77	9.79		2	1.32		1.22		1.59		1.21
10/31/13	10.86	.17	1.87	2.04	(.19)	—	(.19)	12.71	18.99		1	1.34		1.24		1.61		1.45
10/31/12[7,10]	10.00	.06	.86	.92	(.06)	—	(.06)	10.86	9.25	[8]	1	.59	[8]	.54	[8]	.92	[8]	.53	[8]
Class 529-C:
4/30/16[6,7]	13.38	.09	.02	.11	(.10)	(.35)	(.45)	13.04	.83	[8]	123	1.26	[9]	1.22	[9]	1.59	[9]	1.35	[9]
10/31/15	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)		114	1.30		1.20		1.57		1.08
10/31/14	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81		93	1.31		1.21		1.58		1.20
10/31/13	10.86	.16	1.86	2.02	(.19)	—	(.19)	12.69	18.86		56	1.33		1.23		1.60		1.33
10/31/12[7,10]	10.00	.05	.88	.93	(.07)	—	(.07)	10.86	9.29	[8]	15	.59	[8]	.54	[8]	.92	[8]	.49	[8]
Class 529-E:
4/30/16[6,7]	13.41	.12	.02	.14	(.13)	(.35)	(.48)	13.07	1.10	[8]	16	.71	[9]	.68	[9]	1.05	[9]	1.92	[9]
10/31/15	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29		14	.76		.66		1.03		1.61
10/31/14	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42		10	.78		.68		1.05		1.74
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.61		6	.79		.69		1.06		1.80
10/31/12[7,10]	10.00	.07	.88	.95	(.08)	—	(.08)	10.87	9.52	[8]	1	.34	[8]	.30	[8]	.68	[8]	.63	[8]
Class 529-F-1:
4/30/16[6,7]	13.45	.15	.02	.17	(.16)	(.35)	(.51)	13.11	1.31	[8]	23	.25	[9]	.22	[9]	.59	[9]	2.32	[9]
10/31/15	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81		19	.30		.20		.57		2.09
10/31/14	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87		16	.30		.20		.57		2.19
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14		10	.32		.22		.59		2.41
10/31/12[7,10]	10.00	.10	.87	.97	(.08)	—	(.08)	10.89	9.78	[8]	1	.14	[8]	.09	[8]	.47	[8]	.89	[8]
Class R-1:
4/30/16[6,7]	13.39	.09	.02	.11	(.10)	(.35)	(.45)	13.05	.86	[8]	8	1.18	[9]	1.14	[9]	1.51	[9]	1.42	[9]
10/31/15	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)		7	1.22		1.12		1.49		1.12
10/31/14	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88		7	1.23		1.13		1.50		1.28
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12		4	1.23		1.13		1.50		1.38
10/31/12[7,10]	10.00	.08	.85	.93	(.07)	—	(.07)	10.86	9.28	[8]	1	.54	[8]	.50	[8]	.88	[8]	.79	[8]
Class R-2:
4/30/16[6,7]	13.37	.09	.01	.10	(.10)	(.35)	(.45)	13.02	.80	[8]	79	1.20	[9]	1.17	[9]	1.54	[9]	1.40	[9]
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		63	1.24		1.14		1.51		1.09
10/31/14	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89		38	1.28		1.18		1.55		1.23
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09		18	1.24		1.14		1.51		1.21
10/31/12[7,10]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.38	[8]	1	.48	[8]	.43	[8]	.81	[8]	.52	[8]

48	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/16[6,7]	$13.44	$.08	$.06	$.14	$(.15)	$(.35)	$(.50)	$13.08	1.07%[8]		$2		.75%[9]		.75%[9]		1.12%[9]		1.32%[9]
10/31/15	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76	[13]	—	[12]	.36	[13]	.25	[13]	.62	[13]	2.07	[13]
10/31/14[7,14]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.41	[8,13]	.44	[8,13]
Class R-3:
4/30/16[6,7]	13.41	.12	.01	.13	(.13)	(.35)	(.48)	13.06	1.02	[8]	51		.73	[9]	.70	[9]	1.07	[9]	1.88	[9]
10/31/15	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36		41		.78		.68		1.05		1.59
10/31/14	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31		28		.80		.70		1.07		1.68
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67		13		.80		.70		1.07		1.79
10/31/12[7,10]	10.00	.12	.83	.95	(.08)	—	(.08)	10.87	9.52	[8]	1		.31	[8]	.27	[8]	.65	[8]	1.09	[8]
Class R-4:
4/30/16[6,7]	13.44	.14	.02	.16	(.15)	(.35)	(.50)	13.10	1.25	[8]	44		.41	[9]	.38	[9]	.75	[9]	2.21	[9]
10/31/15	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67		35		.46		.36		.73		1.66
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75		10		.47		.37		.74		2.00
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95		2		.44		.34		.71		1.97
10/31/12[7,10]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	[8]	—	[12]	.16	[8]	.11	[8]	.49	[8]	1.02	[8]
Class R-5E:
4/30/16[6,7,15]	13.41	.15	.04	.19	(.16)	(.35)	(.51)	13.09	1.50	[8]	—	[12]	.12	[8]	.10	[8]	.47	[8]	1.20	[8]
Class R-5:
4/30/16[6,7]	13.48	.16	.02	.18	(.17)	(.35)	(.52)	13.14	1.38	[8]	4		.12	[9]	.09	[9]	.46	[9]	2.47	[9]
10/31/15	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94		3		.17		.07		.44		2.16
10/31/14	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99		1		.19		.09		.46		2.65
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35		20		.18		.08		.45		2.58
10/31/12[7,10]	10.00	.10	.88	.98	(.09)	—	(.09)	10.89	9.81	[8]	11		.08	[8]	.03	[8]	.41	[8]	.96	[8]
Class R-6:
4/30/16[6,7]	13.46	.16	.02	.18	(.17)	(.35)	(.52)	13.12	1.40	[8]	49		.06	[9]	.03	[9]	.40	[9]	2.54	[9]
10/31/15	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98		44		.12		.02		.39		2.20
10/31/14	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13		32		.12		.02		.39		2.14
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26		1		.14		.04		.41		2.27
10/31/12[7,10]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	[8]	—	[12]	.14	[8]	.10	[8]	.48	[8]	1.02	[8]

See page 61 for footnotes.

American Funds Portfolio Series	49

Financial highlights (continued)

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$13.41	$.11	$.02	$.13	$(.12)	$(.27)	$(.39)	$13.15	1.04%[8]		$2,965	.41%[9]		.38%[9]		.76%[9]		1.74%[9]
10/31/15	13.32	.20	.17	.37	(.19)	(.09)	(.28)	13.41	2.76		2,586	.42		.32		.70		1.51
10/31/14	12.44	.22	.88	1.10	(.22)	—	(.22)	13.32	8.94		1,803	.43		.33		.67		1.67
10/31/13	10.80	.21	1.64	1.85	(.21)	—	(.21)	12.44	17.29		1,010	.45		.35		.69		1.76
10/31/12[7,10]	10.00	.08	.78	.86	(.06)	—	(.06)	10.80	8.62	[8]	239	.23	[8]	.18	[8]	.53	[8]	.73	[8]
Class B:
4/30/16[6,7]	13.39	.06	.01	.07	(.06)	(.27)	(.33)	13.13	.60	[8]	3	1.19	[9]	1.15	[9]	1.53	[9]	1.00	[9]
10/31/15	13.29	.10	.16	.26	(.07)	(.09)	(.16)	13.39	1.97		5	1.22		1.12		1.50		.77
10/31/14	12.41	.12	.88	1.00	(.12)	—	(.12)	13.29	8.08		7	1.23		1.13		1.47		.92
10/31/13	10.78	.12	1.63	1.75	(.12)	—	(.12)	12.41	16.38		7	1.25		1.15		1.49		1.03
10/31/12[7,10]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.29	[8]	3	.55	[8]	.50	[8]	.85	[8]	.37	[8]
Class C:
4/30/16[6,7]	13.34	.06	.02	.08	(.07)	(.27)	(.34)	13.08	.69	[8]	787	1.17	[9]	1.14	[9]	1.52	[9]	.98	[9]
10/31/15	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96		658	1.21		1.11		1.49		.71
10/31/14	12.39	.11	.89	1.00	(.13)	—	(.13)	13.26	8.11		416	1.22		1.12		1.46		.86
10/31/13	10.78	.11	1.64	1.75	(.14)	—	(.14)	12.39	16.32		197	1.23		1.13		1.47		.96
10/31/12[7,10]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.30	[8]	40	.54	[8]	.50	[8]	.85	[8]	.37	[8]
Class F-1:
4/30/16[6,7]	13.41	.11	.02	.13	(.12)	(.27)	(.39)	13.15	1.03	[8]	120	.43	[9]	.40	[9]	.78	[9]	1.66	[9]
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71		85	.48		.38		.76		1.46
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.94		62	.49		.39		.73		1.63
10/31/13	10.80	.19	1.65	1.84	(.21)	—	(.21)	12.43	17.20		40	.50		.40		.74		1.61
10/31/12[7,10]	10.00	.08	.78	.86	(.06)	—	(.06)	10.80	8.64	[8]	4	.19	[8]	.15	[8]	.50	[8]	.79	[8]
Class F-2:
4/30/16[6,7]	13.43	.13	.02	.15	(.14)	(.27)	(.41)	13.17	1.16	[8]	166	.17	[9]	.14	[9]	.52	[9]	1.96	[9]
10/31/15	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03		104	.23		.13		.51		1.69
10/31/14	12.45	.24	.89	1.13	(.25)	—	(.25)	13.33	9.11		64	.23		.13		.47		1.84
10/31/13	10.81	.23	1.64	1.87	(.23)	—	(.23)	12.45	17.51		29	.25		.15		.49		1.96
10/31/12[7,10]	10.00	.09	.79	.88	(.07)	—	(.07)	10.81	8.80	[8]	6	.09	[8]	.04	[8]	.39	[8]	.88	[8]
Class 529-A:
4/30/16[6,7]	13.41	.11	.02	.13	(.12)	(.27)	(.39)	13.15	1.01	[8]	198	.47	[9]	.44	[9]	.82	[9]	1.69	[9]
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66		182	.52		.42		.80		1.42
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.92		144	.52		.42		.76		1.59
10/31/13	10.79	.21	1.63	1.84	(.20)	—	(.20)	12.43	17.27		90	.49		.39		.73		1.77
10/31/12[7,10]	10.00	.07	.78	.85	(.06)	—	(.06)	10.79	8.51	[8]	34	.27	[8]	.23	[8]	.58	[8]	.66	[8]

50	American Funds Portfolio Series

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-B:
4/30/16[6,7]	$13.39	$.06	$.02	$.08	$(.06)	$(.27)	$(.33)	$13.14	.61%[8]		$—	[12]	1.29%[9]		1.25%[9]		1.63%[9]		.91%[9]
10/31/15	13.29	.09	.16	.25	(.06)	(.09)	(.15)	13.39	1.89		1		1.31		1.21		1.59		.66
10/31/14	12.41	.11	.87	.98	(.10)	—	(.10)	13.29	7.96		1		1.32		1.22		1.56		.87
10/31/13	10.78	.11	1.63	1.74	(.11)	—	(.11)	12.41	16.23		1		1.34		1.24		1.58		.91
10/31/12[7,10]	10.00	.04	.78	.82	(.04)	—	(.04)	10.78	8.25	[8]	—	[12]	.59	[8]	.54	[8]	.89	[8]	.38	[8]
Class 529-C:
4/30/16[6,7]	13.35	.06	.02	.08	(.07)	(.27)	(.34)	13.09	.62	[8]	97		1.26	[9]	1.23	[9]	1.61	[9]	.89	[9]
10/31/15	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84		92		1.30		1.20		1.58		.64
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	7.98		75		1.31		1.21		1.55		.78
10/31/13	10.78	.11	1.63	1.74	(.12)	—	(.12)	12.40	16.26		44		1.33		1.23		1.57		.91
10/31/12[7,10]	10.00	.04	.78	.82	(.04)	—	(.04)	10.78	8.25	[8]	14		.59	[8]	.55	[8]	.90	[8]	.33	[8]
Class 529-E:
4/30/16[6,7]	13.39	.09	.02	.11	(.10)	(.27)	(.37)	13.13	.89	[8]	9		.72	[9]	.68	[9]	1.06	[9]	1.44	[9]
10/31/15	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43		7		.77		.67		1.05		1.16
10/31/14	12.42	.17	.89	1.06	(.18)	—	(.18)	13.30	8.56		5		.78		.68		1.02		1.31
10/31/13	10.79	.17	1.63	1.80	(.17)	—	(.17)	12.42	16.89		3		.80		.70		1.04		1.44
10/31/12[7,10]	10.00	.06	.79	.85	(.06)	—	(.06)	10.79	8.49	[8]	1		.35	[8]	.30	[8]	.65	[8]	.61	[8]
Class 529-F-1:
4/30/16[6,7]	13.42	.12	.02	.14	(.13)	(.27)	(.40)	13.16	1.11	[8]	20		.26	[9]	.22	[9]	.60	[9]	1.89	[9]
10/31/15	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89		17		.30		.20		.58		1.64
10/31/14	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12		12		.30		.20		.54		1.83
10/31/13	10.80	.24	1.62	1.86	(.22)	—	(.22)	12.44	17.45		9		.32		.22		.56		2.03
10/31/12[7,10]	10.00	.09	.77	.86	(.06)	—	(.06)	10.80	8.67	[8]	1		.14	[8]	.09	[8]	.44	[8]	.85	[8]
Class R-1:
4/30/16[6,7]	13.36	.06	.02	.08	(.07)	(.27)	(.34)	13.10	.65	[8]	10		1.18	[9]	1.15	[9]	1.53	[9]	.97	[9]
10/31/15	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99		9		1.22		1.12		1.50		.70
10/31/14	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06		7		1.23		1.13		1.47		.89
10/31/13	10.78	.11	1.64	1.75	(.13)	—	(.13)	12.40	16.40		4		1.24		1.14		1.48		.95
10/31/12[7,10]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.32	[8]	1		.55	[8]	.50	[8]	.85	[8]	.36	[8]
Class R-2:
4/30/16[6,7]	13.35	.06	.02	.08	(.07)	(.27)	(.34)	13.09	.66	[8]	66		1.20	[9]	1.17	[9]	1.55	[9]	.92	[9]
10/31/15	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92		54		1.24		1.14		1.52		.67
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04		36		1.28		1.18		1.52		.79
10/31/13	10.79	.11	1.64	1.75	(.14)	—	(.14)	12.40	16.33		15		1.25		1.15		1.49		.90
10/31/12[7,10]	10.00	.04	.81	.85	(.06)	—	(.06)	10.79	8.50	[8]	3		.48	[8]	.44	[8]	.79	[8]	.40	[8]

See page 61 for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/16[6,7]	$13.40	$.04	$.07	$.11	$(.11)	$(.27)	$(.38)	$13.13	.91%[8]		$2		.76%[9]		.76%[9]		1.14%[9]		.56%[9]
10/31/15	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82	[13]	—	[12]	.35	[13]	.25	[13]	.63	[13]	1.61	[13]
10/31/14[7,14]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.38	[8,13]	.31	[8,13]
Class R-3:
4/30/16[6,7]	13.38	.09	.02	.11	(.10)	(.27)	(.37)	13.12	.88	[8]	70		.74	[9]	.70	[9]	1.08	[9]	1.42	[9]
10/31/15	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38		63		.78		.68		1.06		1.15
10/31/14	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56		35		.81		.71		1.05		1.27
10/31/13	10.79	.16	1.64	1.80	(.17)	—	(.17)	12.42	16.86		18		.80		.70		1.04		1.36
10/31/12[7,10]	10.00	.10	.75	.85	(.06)	—	(.06)	10.79	8.53	[8]	5		.31	[8]	.26	[8]	.61	[8]	.89	[8]
Class R-4:
4/30/16[6,7]	13.41	.11	.02	.13	(.12)	(.27)	(.39)	13.15	1.04	[8]	68		.41	[9]	.38	[9]	.76	[9]	1.76	[9]
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72		53		.46		.36		.74		1.45
10/31/14	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88		40		.47		.37		.71		1.61
10/31/13	10.80	.20	1.65	1.85	(.21)	—	(.21)	12.44	17.33		24		.43		.33		.67		1.71
10/31/12[7,10]	10.00	.10	.76	.86	(.06)	—	(.06)	10.80	8.61	[8]	1		.20	[8]	.15	[8]	.50	[8]	.92	[8]
Class R-5E:
4/30/16[6,7,15]	13.44	.12	(.01)	.11	(.13)	(.27)	(.40)	13.15	.92	[8]	—	[12]	.12	[8]	.11	[8]	.49	[8]	.94	[8]
Class R-5:
4/30/16[6,7]	13.43	.13	.02	.15	(.14)	(.27)	(.41)	13.17	1.17	[8]	12		.12	[9]	.09	[9]	.47	[9]	2.03	[9]
10/31/15	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00		11		.17		.07		.45		1.78
10/31/14	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24		9		.19		.09		.43		2.06
10/31/13	10.81	.24	1.63	1.87	(.23)	—	(.23)	12.45	17.56		15		.18		.08		.42		2.06
10/31/12[7,10]	10.00	.09	.79	.88	(.07)	—	(.07)	10.81	8.80	[8]	7		.08	[8]	.03	[8]	.38	[8]	.83	[8]
Class R-6:
4/30/16[6,7]	13.43	.13	.02	.15	(.14)	(.27)	(.41)	13.17	1.20	[8]	94		.07	[9]	.04	[9]	.42	[9]	2.02	[9]
10/31/15	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05		73		.12		.02		.40		1.77
10/31/14	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29		39		.13		.03		.37		1.89
10/31/13	10.81	.24	1.64	1.88	(.24)	—	(.24)	12.45	17.57		10		.14		.04		.38		2.01
10/31/12[7,10]	10.00	.10	.77	.87	(.06)	—	(.06)	10.81	8.77	[8]	—	[12]	.13	[8]	.08	[8]	.43	[8]	.93	[8]

52	American Funds Portfolio Series

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$11.55	$.18	$.10	$.28	$(.22)	$(.05)	$(.27)	$11.56	2.49%[8]		$2,437	.40%[9]		.36%[9]		.66%[9]		3.26%[9]
10/31/15	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)		2,265	.44		.34		.64		3.35
10/31/14	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94		1,766	.45		.35		.66		3.18
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19		1,067	.48		.38		.68		3.28
10/31/12[7,10]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.84	[8]	307	.23	[8]	.18	[8]	.49	[8]	1.54	[8]
Class B:
4/30/16[6,7]	11.53	.13	.11	.24	(.17)	(.05)	(.22)	11.55	2.11	[8]	2	1.19	[9]	1.15	[9]	1.45	[9]	2.39	[9]
10/31/15	11.96	.31	(.43)	(.12)	(.27)	(.04)	(.31)	11.53	(1.02)		4	1.22		1.12		1.42		2.59
10/31/14	11.43	.28	.53	.81	(.27)	(.01)	(.28)	11.96	7.17		6	1.23		1.13		1.44		2.40
10/31/13	10.55	.28	.90	1.18	(.30)	—	(.30)	11.43	11.35		6	1.25		1.15		1.45		2.51
10/31/12[7,10]	10.00	.13	.51	.64	(.09)	—	(.09)	10.55	6.47	[8]	2	.55	[8]	.50	[8]	.81	[8]	1.26	[8]
Class C:
4/30/16[6,7]	11.49	.14	.10	.24	(.18)	(.05)	(.23)	11.50	2.12	[8]	583	1.17	[9]	1.14	[9]	1.44	[9]	2.48	[9]
10/31/15	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)		529	1.21		1.11		1.41		2.57
10/31/14	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19		381	1.22		1.12		1.43		2.41
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35		214	1.23		1.13		1.43		2.51
10/31/12[7,10]	10.00	.12	.52	.64	(.10)	—	(.10)	10.54	6.41	[8]	58	.54	[8]	.50	[8]	.81	[8]	1.20	[8]
Class F-1:
4/30/16[6,7]	11.55	.18	.10	.28	(.22)	(.05)	(.27)	11.56	2.47	[8]	79	.44	[9]	.41	[9]	.71	[9]	3.22	[9]
10/31/15	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)		72	.48		.38		.68		3.32
10/31/14	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97		62	.49		.39		.70		3.15
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17		42	.51		.41		.71		3.31
10/31/12[7,10]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.85	[8]	18	.20	[8]	.16	[8]	.47	[8]	1.50	[8]
Class F-2:
4/30/16[6,7]	11.56	.21	.08	.29	(.23)	(.05)	(.28)	11.57	2.61	[8]	112	.18	[9]	.15	[9]	.45	[9]	3.80	[9]
10/31/15	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)		77	.24		.14		.44		3.56
10/31/14	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32		59	.23		.13		.44		3.39
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44		36	.25		.15		.45		3.50
10/31/12[7,10]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.90	[8]	10	.09	[8]	.04	[8]	.35	[8]	1.61	[8]
Class 529-A:
4/30/16[6,7]	11.54	.18	.10	.28	(.21)	(.05)	(.26)	11.56	2.52	[8]	74	.49	[9]	.45	[9]	.75	[9]	3.17	[9]
10/31/15	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)		71	.55		.45		.75		3.25
10/31/14	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94		62	.53		.43		.74		3.11
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14		39	.55		.45		.75		3.20
10/31/12[7,10]	10.00	.16	.51	.67	(.11)	—	(.11)	10.56	6.72	[8]	13	.25	[8]	.20	[8]	.51	[8]	1.56	[8]

See page 61 for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-B:
4/30/16[6,7]	$11.53	$.13	$.10	$.23	$(.16)	$(.05)	$(.21)	$11.55	2.07%[8]		$—	[12]	1.26%[9]		1.22%[9]		1.52%[9]		2.34%[9]
10/31/15	11.96	.30	(.43)	(.13)	(.26)	(.04)	(.30)	11.53	(1.11)		—	[12]	1.31		1.21		1.51		2.51
10/31/14	11.43	.27	.54	.81	(.27)	(.01)	(.28)	11.96	7.10		1		1.32		1.22		1.53		2.34
10/31/13	10.55	.27	.90	1.17	(.29)	—	(.29)	11.43	11.23		1		1.34		1.24		1.54		2.45
10/31/12[7,10]	10.00	.12	.53	.65	(.10)	—	(.10)	10.55	6.50	[8]	—	[12]	.58	[8]	.53	[8]	.84	[8]	1.12	[8]
Class 529-C:
4/30/16[6,7]	11.50	.13	.10	.23	(.17)	(.05)	(.22)	11.51	2.06	[8]	45		1.26	[9]	1.23	[9]	1.53	[9]	2.38	[9]
10/31/15	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)		45		1.30		1.20		1.50		2.49
10/31/14	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06		40		1.31		1.21		1.52		2.33
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23		29		1.33		1.23		1.53		2.42
10/31/12[7,10]	10.00	.13	.51	.64	(.10)	—	(.10)	10.54	6.41	[8]	9		.59	[8]	.54	[8]	.85	[8]	1.20	[8]
Class 529-E:
4/30/16[6,7]	11.53	.16	.11	.27	(.20)	(.05)	(.25)	11.55	2.41	[8]	6		.72	[9]	.68	[9]	.98	[9]	2.92	[9]
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)		6		.77		.67		.97		3.00
10/31/14	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70		5		.78		.68		.99		2.86
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80		3		.80		.70		1.00		2.98
10/31/12[7,10]	10.00	.15	.52	.67	(.11)	—	(.11)	10.56	6.69	[8]	1		.35	[8]	.30	[8]	.61	[8]	1.47	[8]
Class 529-F-1:
4/30/16[6,7]	11.55	.19	.11	.30	(.23)	(.05)	(.28)	11.57	2.65	[8]	8		.25	[9]	.22	[9]	.52	[9]	3.42	[9]
10/31/15	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)		6		.30		.20		.50		3.50
10/31/14	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16		4		.30		.20		.51		3.36
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36		2		.33		.23		.53		3.54
10/31/12[7,10]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.89	[8]	—	[12]	.14	[8]	.09	[8]	.40	[8]	1.63	[8]
Class R-1:
4/30/16[6,7]	11.50	.14	.09	.23	(.17)	(.05)	(.22)	11.51	2.10	[8]	2		1.18	[9]	1.15	[9]	1.45	[9]	2.44	[9]
10/31/15	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)		1		1.22		1.12		1.42		2.56
10/31/14	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20		2		1.23		1.13		1.44		2.34
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36		1		1.23		1.13		1.43		2.57
10/31/12[7,10]	10.00	.17	.49	.66	(.11)	—	(.11)	10.55	6.59	[8]	—	[12]	.48	[8]	.43	[8]	.74	[8]	1.63	[8]
Class R-2:
4/30/16[6,7]	11.50	.14	.09	.23	(.17)	(.05)	(.22)	11.51	2.11	[8]	24		1.22	[9]	1.18	[9]	1.48	[9]	2.44	[9]
10/31/15	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)		22		1.24		1.14		1.44		2.55
10/31/14	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10		15		1.29		1.19		1.50		2.35
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26		10		1.25		1.15		1.45		2.44
10/31/12[7,10]	10.00	.13	.53	.66	(.10)	—	(.10)	10.56	6.67	[8]	2		.50	[8]	.45	[8]	.76	[8]	1.28	[8]

54	American Funds Portfolio Series

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/16[6,7]	$11.54	$.19	$.10	$.29	$(.22)	$(.05)	$(.27)	$11.56	2.65%[8,13]		$—	[12]	.23%[9,13]		.18%[9,13]		.48%[9,13]		3.45%[9,13]
10/31/15	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[13]		—	[12]	.36	[13]	.25	[13]	.55	[13]	3.46	[13]
10/31/14[7,14]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07	[8,13]	—	[12]	.06	[8,13]	.04	[8,13]	.35	[8,13]	.69	[8,13]
Class R-3:
4/30/16[6,7]	11.53	.16	.10	.26	(.20)	(.05)	(.25)	11.54	2.33	[8]	20		.73	[9]	.70	[9]	1.00	[9]	2.94	[9]
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)		18		.78		.68		.98		2.99
10/31/14	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58		11		.81		.71		1.02		2.84
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86		6		.81		.71		1.01		2.83
10/31/12[7,10]	10.00	.19	.48	.67	(.11)	—	(.11)	10.56	6.75	[8]	2		.31	[8]	.26	[8]	.57	[8]	1.85	[8]
Class R-4:
4/30/16[6,7]	11.55	.18	.10	.28	(.22)	(.05)	(.27)	11.56	2.50	[8]	27		.41	[9]	.38	[9]	.68	[9]	3.21	[9]
10/31/15	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)		19		.46		.36		.66		3.26
10/31/14	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99		10		.47		.37		.68		3.05
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24		6		.45		.35		.65		3.37
10/31/12[7,10]	10.00	.23	.46	.69	(.12)	—	(.12)	10.57	6.89	[8]	1		.18	[8]	.14	[8]	.45	[8]	2.21	[8]
Class R-5E:
4/30/16[6,7,15]	11.47	.18	.19	.37	(.23)	(.05)	(.28)	11.56	3.31	[8]	—	[12]	.12	[8]	.11	[8]	.41	[8]	1.61	[8]
Class R-5:
4/30/16[6,7]	11.57	.19	.10	.29	(.23)	(.05)	(.28)	11.58	2.62	[8]	4		.12	[9]	.09	[9]	.39	[9]	3.43	[9]
10/31/15	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09		3		.18		.08		.38		3.58
10/31/14	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24		2		.19		.09		.40		3.58
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58		9		.19		.09		.39		3.54
10/31/12[7,10]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.91	[8]	5		.08	[8]	.03	[8]	.34	[8]	1.68	[8]
Class R-6:
4/30/16[6,7]	11.56	.20	.11	.31	(.24)	(.05)	(.29)	11.58	2.74	[8]	21		.07	[9]	.04	[9]	.34	[9]	3.58	[9]
10/31/15	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05		17		.13		.03		.33		3.64
10/31/14	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33		12		.13		.03		.34		3.48
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57		2		.13		.03		.33		3.29
10/31/12[7,10]	10.00	.19	.50	.69	(.12)	—	(.12)	10.57	6.89	[8]	—	[12]	.14	[8]	.09	[8]	.40	[8]	1.79	[8]

See page 61 for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$12.40	$.17	$.10	$.27	$(.17)	$(.08)	$(.25)	$12.42	2.22%[8]		$756		.48%[9]		.45%[9]		.81%[9]		2.76%[9]
10/31/15	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22		649		.53		.43		.79		2.74
10/31/14	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25		413		.54		.44		.81		2.85
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28		220		.55		.45		.82		2.93
10/31/12[7,10]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73	[8]	66		.24	[8]	.19	[8]	.55	[8]	1.45	[8]
Class B:
4/30/16[6,7]	12.40	.12	.11	.23	(.11)	(.08)	(.19)	12.44	1.88	[8]	—	[12]	1.21	[9]	1.17	[9]	1.53	[9]	1.90	[9]
10/31/15	12.47	.25	(.07)	.18	(.22)	(.03)	(.25)	12.40	1.45		—	[12]	1.23		1.13		1.49		2.01
10/31/14	11.52	.26	.94	1.20	(.25)	—	(.25)	12.47	10.55		—	[12]	1.25		1.15		1.52		2.16
10/31/13	10.66	.25	.85	1.10	(.23)	(.01)	(.24)	11.52	10.38		—	[12]	1.28		1.18		1.55		2.24
10/31/12[7,10]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51	[8]	—	[12]	.52	[8]	.48	[8]	.84	[8]	1.20	[8]
Class C:
4/30/16[6,7]	12.34	.12	.11	.23	(.13)	(.08)	(.21)	12.36	1.90	[8]	125		1.18	[9]	1.15	[9]	1.51	[9]	2.06	[9]
10/31/15	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50		101		1.23		1.13		1.49		2.04
10/31/14	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49		60		1.24		1.14		1.51		2.14
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45		27		1.27		1.17		1.54		2.21
10/31/12[7,10]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43	[8]	8		.55	[8]	.50	[8]	.86	[8]	1.01	[8]
Class F-1:
4/30/16[6,7]	12.40	.17	.10	.27	(.17)	(.08)	(.25)	12.42	2.24	[8]	32		.44	[9]	.41	[9]	.77	[9]	2.77	[9]
10/31/15	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24		22		.50		.40		.76		2.76
10/31/14	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25		16		.51		.41		.78		2.91
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31		11		.53		.43		.80		2.92
10/31/12[7,10]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79	[8]	3		.19	[8]	.15	[8]	.51	[8]	1.30	[8]
Class F-2:
4/30/16[6,7]	12.42	.18	.10	.28	(.18)	(.08)	(.26)	12.44	2.36	[8]	46		.19	[9]	.16	[9]	.52	[9]	3.05	[9]
10/31/15	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49		34		.25		.15		.51		3.01
10/31/14	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71		18		.24		.14		.51		3.09
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46		6		.28		.18		.55		3.21
10/31/12[7,10]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92	[8]	1		.10	[8]	.05	[8]	.41	[8]	1.48	[8]

56	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$9.95	$.05	$.07	$.12	$(.05)	$10.02	1.23%[8]		$691	.48%[9]		.45%[9]		.75%[9]		.93%[9]
10/31/15	9.95	.11	— [11]	.11	(.11)	9.95	1.08		582	.51		.41		.71		1.09
10/31/14	9.91	.10	.04	.14	(.10)	9.95	1.44		436	.50		.39		.69		1.01
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.59)		333	.53		.41		.71		1.13
10/31/12[7,10]	10.00	.06	.07	.13	(.05)	10.08	1.26	[8]	163	.23	[8]	.19	[8]	.50	[8]	.60	[8]
Class B:
4/30/16[6,7]	9.95	.01	.07	.08	(.01)	10.02	.85	[8]	1	1.21	[9]	1.17	[9]	1.47	[9]	.21	[9]
10/31/15	9.95	.03	— [11]	.03	(.03)	9.95	.35		1	1.24		1.14		1.44		.33
10/31/14	9.91	.03	.03	.06	(.02)	9.95	.64		2	1.26		1.15		1.45		.28
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)		2	1.28		1.17		1.47		.38
10/31/12[7,10]	10.00	.03	.07	.10	(.02)	10.08	.97	[8]	2	.55	[8]	.51	[8]	.82	[8]	.28	[8]
Class C:
4/30/16[6,7]	9.93	.01	.08	.09	(.02)	10.00	.89	[8]	161	1.19	[9]	1.16	[9]	1.46	[9]	.22	[9]
10/31/15	9.94	.04	(.01)	.03	(.04)	9.93	.28		130	1.23		1.13		1.43		.36
10/31/14	9.90	.03	.04	.07	(.03)	9.94	.68		93	1.25		1.14		1.44		.27
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.29)		67	1.27		1.15		1.45		.39
10/31/12[7,10]	10.00	.03	.06	.09	(.02)	10.07	.93	[8]	33	.55	[8]	.50	[8]	.81	[8]	.28	[8]
Class F-1:
4/30/16[6,7]	9.95	.05	.07	.12	(.05)	10.02	1.24	[8]	23	.45	[9]	.42	[9]	.72	[9]	.95	[9]
10/31/15	9.96	.11	(.01)	.10	(.11)	9.95	1.00		20	.50		.40		.70		1.11
10/31/14	9.91	.10	.05	.15	(.10)	9.96	1.51		9	.51		.41		.71		1.00
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)		6	.54		.42		.72		1.13
10/31/12[7,10]	10.00	.06	.07	.13	(.05)	10.08	1.33	[8]	7	.20	[8]	.15	[8]	.46	[8]	.63	[8]
Class F-2:
4/30/16[6,7]	9.95	.06	.08	.14	(.07)	10.02	1.37	[8]	33	.20	[9]	.17	[9]	.47	[9]	1.20	[9]
10/31/15	9.95	.13	— [11]	.13	(.13)	9.95	1.33		21	.25		.15		.45		1.34
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.67		12	.25		.15		.45		1.25
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.34)		6	.28		.17		.47		1.37
10/31/12[7,10]	10.00	.07	.07	.14	(.06)	10.08	1.40	[8]	3	.10	[8]	.05	[8]	.36	[8]	.74	[8]
Class 529-A:
4/30/16[6,7]	9.94	.05	.08	.13	(.05)	10.02	1.32	[8]	67	.50	[9]	.46	[9]	.76	[9]	.91	[9]
10/31/15	9.95	.10	(.01)	.09	(.10)	9.94	.93		56	.57		.47		.77		1.03
10/31/14	9.91	.09	.04	.13	(.09)	9.95	1.36		44	.56		.45		.75		.96
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)		33	.56		.44		.74		1.09
10/31/12[7,10]	10.00	.06	.06	.12	(.04)	10.08	1.25	[8]	17	.26	[8]	.22	[8]	.53	[8]	.57	[8]

See page 61 for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-B:
4/30/16[6,7]	$9.95	$.01	$.07	$.08	$(.01)	$10.02	.80%[8]		$—	[12]	1.31%[9]		1.27%[9]		1.57%[9]		.13%[9]
10/31/15	9.96	.03	(.01)	.02	(.03)	9.95	.17		—	[12]	1.33		1.23		1.53		.26
10/31/14	9.92	.02	.04	.06	(.02)	9.96	.56		—	[12]	1.34		1.23		1.53		.20
10/31/13	10.08	.03	(.16)	(.13)	(.03)	9.92	(1.33)		—	[12]	1.38		1.26		1.56		.29
10/31/12[7,10]	10.00	.02	.07	.09	(.01)	10.08	.89	[8]	1		.59	[8]	.55	[8]	.86	[8]	.25	[8]
Class 529-C:
4/30/16[6,7]	9.94	.01	.07	.08	(.01)	10.01	.84	[8]	29		1.28	[9]	1.25	[9]	1.55	[9]	.13	[9]
10/31/15	9.95	.03	(.01)	.02	(.03)	9.94	.19		25		1.32		1.22		1.52		.27
10/31/14	9.91	.02	.04	.06	(.02)	9.95	.60		22		1.34		1.23		1.53		.18
10/31/13	10.08	.03	(.17)	(.14)	(.03)	9.91	(1.38)		17		1.37		1.25		1.55		.29
10/31/12[7,10]	10.00	.02	.07	.09	(.01)	10.08	.93	[8]	9		.60	[8]	.55	[8]	.86	[8]	.24	[8]
Class 529-E:
4/30/16[6,7]	9.94	.03	.08	.11	(.04)	10.01	1.11	[8]	3		.74	[9]	.71	[9]	1.01	[9]	.67	[9]
10/31/15	9.95	.08	(.01)	.07	(.08)	9.94	.70		3		.79		.69		.99		.81
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.12		2		.80		.70		1.00		.71
10/31/13	10.07	.08	(.16)	(.08)	(.08)	9.91	(.78)		2		.83		.71		1.01		.83
10/31/12[7,10]	10.00	.05	.06	.11	(.04)	10.07	1.13	[8]	1		.35	[8]	.31	[8]	.62	[8]	.47	[8]
Class 529-F-1:
4/30/16[6,7]	9.94	.06	.08	.14	(.06)	10.02	1.43	[8]	12		.28	[9]	.25	[9]	.55	[9]	1.13	[9]
10/31/15	9.95	.13	(.01)	.12	(.13)	9.94	1.17		10		.32		.22		.52		1.28
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.59		8		.33		.22		.52		1.18
10/31/13	10.08	.13	(.17)	(.04)	(.13)	9.91	(.40)		6		.35		.24		.54		1.28
10/31/12[7,10]	10.00	.07	.07	.14	(.06)	10.08	1.37	[8]	1		.14	[8]	.10	[8]	.41	[8]	.68	[8]
Class R-1:
4/30/16[6,7]	9.94	.01	.08	.09	(.02)	10.01	.90	[8]	2		1.19	[9]	1.17	[9]	1.47	[9]	.20	[9]
10/31/15	9.95	.04	(.01)	.03	(.04)	9.94	.28		1		1.24		1.14		1.44		.37
10/31/14	9.91	.02	.05	.07	(.03)	9.95	.66		1		1.26		1.15		1.45		.25
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)		1		1.27		1.15		1.45		.39
10/31/12[7,10]	10.00	.03	.10	.13	(.05)	10.08	1.30	[8]	—	[12]	.45	[8]	.41	[8]	.72	[8]	.35	[8]
Class R-2:
4/30/16[6,7]	9.93	.01	.08	.09	(.02)	10.00	.86	[8]	16		1.249		1.20	[9]	1.50	[9]	.17	[9]
10/31/15	9.94	.04	(.01)	.03	(.04)	9.93	.28		14		1.25		1.15		1.45		.36
10/31/14	9.90	.02	.04	.06	(.02)	9.94	.62		8		1.33		1.22		1.52		.19
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.30)		6		1.29		1.17		1.47		.36
10/31/12[7,10]	10.00	.03	.08	.11	(.04)	10.07	1.11	[8]	1		.47	[8]	.42	[8]	.73	[8]	.33	[8]

58	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/16[6,7]	$9.95	$.03	$.08	$.11	$(.04)	$10.02	1.14%[8]		$—	[12]	.78%[9]		.75%[9]		1.05%[9]		.66%[9]
10/31/15	9.96	.12	(.01)	.11	(.12)	9.95	1.12	[13]	—	[12]	.38	[13]	.27	[13]	.57	[13]	1.22	[13]
10/31/14[7,14]	9.96	.02	— [11]	.02	(.02)	9.96	.16	[8,13]	—	[12]	.06	[8,13]	.04	[8,13]	.34	[8,13]	.17	[8,13]
Class R-3:
4/30/16[6,7]	9.94	.03	.08	.11	(.04)	10.01	1.10	[8]	15		.76	[9]	.73	[9]	1.03	[9]	.65	[9]
10/31/15	9.95	.08	(.01)	.07	(.08)	9.94	.70		13		.80		.70		1.00		.80
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.09		7		.84		.73		1.03		.67
10/31/13	10.08	.08	(.17)	(.09)	(.08)	9.91	(.85)		5		.83		.72		1.02		.80
10/31/12[7,10]	10.00	.05	.07	.12	(.04)	10.08	1.19	[8]	—	[12]	.33	[8]	.29	[8]	.60	[8]	.51	[8]
Class R-4:
4/30/16[6,7]	9.95	.05	.07	.12	(.05)	10.02	1.26	[8]	8		.44	[9]	.41	[9]	.71	[9]	.97	[9]
10/31/15	9.96	.11	(.01)	.10	(.11)	9.95	1.01		6		.48		.38		.68		1.13
10/31/14	9.92	.10	.04	.14	(.10)	9.96	1.43		3		.49		.39		.69		1.03
10/31/13	10.08	.12	(.17)	(.05)	(.11)	9.92	(.45)		1		.49		.38		.68		1.16
10/31/12[7,10]	10.00	.06	.08	.14	(.06)	10.08	1.36	[8]	—	[12]	.17	[8]	.13	[8]	.44	[8]	.63	[8]
Class R-5E:
4/30/16[6,7,15]	9.91	.05	.12	.17	(.05)	10.03	1.75	[8]	—	[12]	.13	[8]	.12	[8]	.42	[8]	.49	[8]
Class R-5:
4/30/16[6,7]	9.95	.06	.08	.14	(.07)	10.02	1.39	[8]	1		.15	[9]	.12	[9]	.42	[9]	1.26	[9]
10/31/15	9.96	.14	(.01)	.13	(.14)	9.95	1.28		1		.20		.10		.40		1.40
10/31/14	9.91	.14	.04	.18	(.13)	9.96	1.78		1		.22		.11		.41		1.35
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.28)		4		.22		.10		.40		1.44
10/31/12[7,10]	10.00	.07	.07	.14	(.06)	10.08	1.42	[8]	3		.08	[8]	.04	[8]	.35	[8]	.75	[8]
Class R-6:
4/30/16[6,7]	9.95	.06	.08	.14	(.07)	10.02	1.42	[8]	9		.10	[9]	.06	[9]	.36	[9]	1.31	[9]
10/31/15	9.96	.14	(.01)	.13	(.14)	9.95	1.34		7		.15		.05		.35		1.45
10/31/14	9.91	.13	.05	.18	(.13)	9.96	1.76		6		.14		.04		.34		1.31
10/31/13	10.08	.15	(.18)	(.03)	(.14)	9.91	(.16)		—	[12]	.20		.08		.38		1.45
10/31/12[7,10]	10.00	.07	.06	.13	(.05)	10.08	1.34	[8]	—	[12]	.13	[8]	.08	[8]	.39	[8]	.72	[8]

See page 61 for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$9.91	$.11	$.07	$.18	$(.11)	$9.98	1.81%[8]		$267		.52%[9]		.45%[9]		.75%[9]		2.27%[9]
10/31/15	9.99	.24	(.09)	.15	(.23)	9.91	1.55		223		.55		.44		.75		2.43
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.50		159		.56		.44		.75		2.59
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)		123		.58		.45		.76		2.54
10/31/12[7,10]	10.00	.12	.09	.21	(.10)	10.11	2.10	[8]	72		.24	[8]	.19	[8]	.50	[8]	1.22	[8]
Class B:
4/30/16[6,7]	9.92	.08	.07	.15	(.07)	10.00	1.54	[8]	—	[12]	1.23	[9]	1.16	[9]	1.46	[9]	1.57	[9]
10/31/15	10.00	.17	(.09)	.08	(.16)	9.92	.81		—	[12]	1.26		1.15		1.46		1.72
10/31/14	9.82	.19	.17	.36	(.18)	10.00	3.74		—	[12]	1.27		1.15		1.46		1.91
10/31/13	10.12	.18	(.30)	(.12)	(.18)	9.82	(1.21)		—	[12]	1.29		1.16		1.47		1.83
10/31/12[7,10]	10.00	.09	.09	.18	(.06)	10.12	1.84	[8]	—	[12]	.53	[8]	.49	[8]	.80	[8]	.92	[8]
Class C:
4/30/16[6,7]	9.89	.08	.08	.16	(.08)	9.97	1.57	[8]	59		1.22	[9]	1.16	[9]	1.46	[9]	1.57	[9]
10/31/15	9.98	.17	(.09)	.08	(.17)	9.89	.76		51		1.25		1.14		1.45		1.73
10/31/14	9.80	.19	.18	.37	(.19)	9.98	3.79		42		1.26		1.14		1.45		1.90
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)		39		1.28		1.15		1.46		1.85
10/31/12[7,10]	10.00	.09	.09	.18	(.08)	10.10	1.77	[8]	22		.55	[8]	.51	[8]	.82	[8]	.89	[8]
Class F-1:
4/30/16[6,7]	9.91	.11	.08	.19	(.11)	9.99	1.94	[8]	8		.47	[9]	.41	[9]	.71	[9]	2.31	[9]
10/31/15	9.99	.24	(.08)	.16	(.24)	9.91	1.58		5		.52		.41		.72		2.46
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.54		4		.52		.40		.71		2.64
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)		5		.56		.42		.73		2.56
10/31/12[7,10]	10.00	.12	.09	.21	(.10)	10.11	2.13	[8]	9		.20	[8]	.16	[8]	.47	[8]	1.24	[8]
Class F-2:
4/30/16[6,7]	9.91	.13	.06	.19	(.12)	9.98	1.96	[8]	32		.23	[9]	.16	[9]	.46	[9]	2.56	[9]
10/31/15	9.99	.27	(.09)	.18	(.26)	9.91	1.83		24		.27		.16		.47		2.71
10/31/14	9.81	.29	.18	.47	(.29)	9.99	4.81		11		.26		.15		.46		2.89
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)		8		.30		.16		.47		2.82
10/31/12[7,10]	10.00	.13	.09	.22	(.11)	10.11	2.25	[8]	12		.10	[8]	.05	[8]	.36	[8]	1.34	[8]

60	American Funds Portfolio Series

	Six months ended		Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2016[6,7,8]		2015		2014		2013		2012[7,8,10,16]
Global Growth Portfolio	—%[17]		2%		—%[17]		—%[17]		40%
Growth Portfolio	—	[17]	—	[17]	—	[17]	—	[17]	24
Growth and Income Portfolio	—	[17]	—	[17]	—	[17]	—	[17]	7
Balanced Portfolio	—	[17]	13		—	[17]	—	[17]	9
Income Portfolio	8		—	[17]	—	[17]	—	[17]	7
Tax-Advantaged Income Portfolio	—	[17]	1		1		2	[16]	45
Preservation Portfolio	1		2		5		11	[16]	16
Tax-Exempt Preservation Portfolio	4		8		14		28	[16]	36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC also reimbursed other fees and expenses for Preservation Portfolio and Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 62 to 70 for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[11]	Amount less than $.01.
[12]	Amount less than $1 million.
[13]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[14]	Class R-2E shares were offered beginning August 29, 2014.
[15]	Class R-5E shares were offered beginning November 20, 2015.
[16]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.
[17]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Portfolio Series	61

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2015, through April 30, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

62	American Funds Portfolio Series

Global Growth Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$980.07	$1.72	.35%	$4.14	.84%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	4.22	.84
Class B – actual return	1,000.00	975.88	5.70	1.16	8.11	1.65
Class B – assumed 5% return	1,000.00	1,019.10	5.82	1.16	8.27	1.65
Class C – actual return	1,000.00	975.36	5.65	1.15	8.05	1.64
Class C – assumed 5% return	1,000.00	1,019.14	5.77	1.15	8.22	1.64
Class F-1 – actual return	1,000.00	979.29	2.07	.42	4.48	.91
Class F-1 – assumed 5% return	1,000.00	1,022.77	2.11	.42	4.57	.91
Class F-2 – actual return	1,000.00	980.70	.79	.16	3.20	.65
Class F-2 – assumed 5% return	1,000.00	1,024.07	.81	.16	3.27	.65
Class 529-A – actual return	1,000.00	979.40	2.07	.42	4.48	.91
Class 529-A – assumed 5% return	1,000.00	1,022.77	2.11	.42	4.57	.91
Class 529-B – actual return	1,000.00	975.14	6.19	1.26	8.59	1.75
Class 529-B – assumed 5% return	1,000.00	1,018.60	6.32	1.26	8.77	1.75
Class 529-C – actual return	1,000.00	975.37	6.09	1.24	8.50	1.73
Class 529-C – assumed 5% return	1,000.00	1,018.70	6.22	1.24	8.67	1.73
Class 529-E – actual return	1,000.00	978.01	3.39	.69	5.80	1.18
Class 529-E – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.92	1.18
Class 529-F-1 – actual return	1,000.00	980.56	1.18	.24	3.59	.73
Class 529-F-1 – assumed 5% return	1,000.00	1,023.67	1.21	.24	3.67	.73
Class R-1 – actual return	1,000.00	975.81	5.65	1.15	8.06	1.64
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	8.22	1.64
Class R-2 – actual return	1,000.00	975.69	5.85	1.19	8.25	1.68
Class R-2 – assumed 5% return	1,000.00	1,018.95	5.97	1.19	8.42	1.68
Class R-2E – actual return	1,000.00	979.84	1.23	.25	3.64	.74
Class R-2E – assumed 5% return	1,000.00	1,023.62	1.26	.25	3.72	.74
Class R-3 – actual return	1,000.00	977.43	3.54	.72	5.95	1.21
Class R-3 – assumed 5% return	1,000.00	1,021.28	3.62	.72	6.07	1.21
Class R-4 – actual return	1,000.00	979.53	1.92	.39	4.33	.88
Class R-4 – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.42	.88
Class R-5E – actual return[5]	1,000.00	971.34	1.13	.26	3.27	.75
Class R-5E – assumed 5% return[5]	1,000.00	1,023.57	1.31	.26	3.77	.75
Class R-5 – actual return	1,000.00	980.58	.49	.10	2.91	.59
Class R-5 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.97	.59
Class R-6 – actual return	1,000.00	981.00	.25	.05	2.66	.54
Class R-6 – assumed 5% return	1,000.00	1,024.61	.25	.05	2.72	.54

See page 70 for footnotes.

American Funds Portfolio Series	63

Growth Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$992.61	$1.73	.35%	$3.86	.78%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.92	.78
Class B – actual return	1,000.00	988.11	5.73	1.16	7.86	1.59
Class B – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.97	1.59
Class C – actual return	1,000.00	988.30	5.64	1.14	7.76	1.57
Class C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.87	1.57
Class F-1 – actual return	1,000.00	991.77	2.03	.41	4.16	.84
Class F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41	4.22	.84
Class F-2 – actual return	1,000.00	993.75	.74	.15	2.88	.58
Class F-2 – assumed 5% return	1,000.00	1,024.12	.75	.15	2.92	.58
Class 529-A – actual return	1,000.00	992.03	2.13	.43	4.26	.86
Class 529-A – assumed 5% return	1,000.00	1,022.73	2.16	.43	4.32	.86
Class 529-B – actual return	1,000.00	988.08	6.18	1.25	8.30	1.68
Class 529-B – assumed 5% return	1,000.00	1,018.65	6.27	1.25	8.42	1.68
Class 529-C – actual return	1,000.00	987.38	6.08	1.23	8.20	1.66
Class 529-C – assumed 5% return	1,000.00	1,018.75	6.17	1.23	8.32	1.66
Class 529-E – actual return	1,000.00	990.57	3.41	.69	5.54	1.12
Class 529-E – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.62	1.12
Class 529-F-1 – actual return	1,000.00	992.65	1.14	.23	3.27	.66
Class 529-F-1 – assumed 5% return	1,000.00	1,023.72	1.16	.23	3.32	.66
Class R-1 – actual return	1,000.00	988.08	5.68	1.15	7.81	1.58
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.92	1.58
Class R-2 – actual return	1,000.00	987.96	5.78	1.17	7.91	1.60
Class R-2 – assumed 5% return	1,000.00	1,019.05	5.87	1.17	8.02	1.60
Class R-2E – actual return	1,000.00	990.50	3.66	.74	5.79	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.18	3.72	.74	5.87	1.17
Class R-3 – actual return	1,000.00	990.61	3.46	.70	5.59	1.13
Class R-3 – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.67	1.13
Class R-4 – actual return	1,000.00	992.11	1.93	.39	4.06	.82
Class R-4 – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.12	.82
Class R-5E – actual return[5]	1,000.00	986.02	1.05	.24	2.94	.67
Class R-5E – assumed 5% return[5]	1,000.00	1,023.67	1.21	.24	3.37	.67
Class R-5 – actual return	1,000.00	993.57	.45	.09	2.58	.52
Class R-5 – assumed 5% return	1,000.00	1,024.42	.45	.09	2.61	.52
Class R-6 – actual return	1,000.00	993.91	.20	.04	2.33	.47
Class R-6 – assumed 5% return	1,000.00	1,024.66	.20	.04	2.36	.47

64	American Funds Portfolio Series

Growth and Income Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,012.50	$1.75	.35%	$3.60	.72%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.62	.72
Class B – actual return	1,000.00	1,007.98	5.74	1.15	7.59	1.52
Class B – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.62	1.52
Class C – actual return	1,000.00	1,008.89	5.64	1.13	7.49	1.50
Class C – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.52	1.50
Class F-1 – actual return	1,000.00	1,012.34	2.00	.40	3.85	.77
Class F-1 – assumed 5% return	1,000.00	1,022.87	2.01	.40	3.87	.77
Class F-2 – actual return	1,000.00	1,013.57	.70	.14	2.55	.51
Class F-2 – assumed 5% return	1,000.00	1,024.17	.70	.14	2.56	.51
Class 529-A – actual return	1,000.00	1,012.11	2.20	.44	4.05	.81
Class 529-A – assumed 5% return	1,000.00	1,022.68	2.21	.44	4.07	.81
Class 529-B – actual return	1,000.00	1,008.01	6.14	1.23	7.99	1.60
Class 529-B – assumed 5% return	1,000.00	1,018.75	6.17	1.23	8.02	1.60
Class 529-C – actual return	1,000.00	1,008.27	6.09	1.22	7.94	1.59
Class 529-C – assumed 5% return	1,000.00	1,018.80	6.12	1.22	7.97	1.59
Class 529-E – actual return	1,000.00	1,010.99	3.40	.68	5.25	1.05
Class 529-E – assumed 5% return	1,000.00	1,021.48	3.42	.68	5.27	1.05
Class 529-F-1 – actual return	1,000.00	1,013.14	1.10	.22	2.95	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,023.77	1.11	.22	2.97	.59
Class R-1 – actual return	1,000.00	1,008.61	5.69	1.14	7.54	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.57	1.51
Class R-2 – actual return	1,000.00	1,008.03	5.84	1.17	7.69	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.72	1.54
Class R-2E – actual return	1,000.00	1,010.70	3.75	.75	5.60	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.13	3.77	.75	5.62	1.12
Class R-3 – actual return	1,000.00	1,010.20	3.50	.70	5.35	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.37	1.07
Class R-4 – actual return	1,000.00	1,012.46	1.90	.38	3.75	.75
Class R-4 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.77	.75
Class R-5E – actual return[5]	1,000.00	1,014.96	1.07	.24	2.72	.61
Class R-5E – assumed 5% return[5]	1,000.00	1,023.67	1.21	.24	3.07	.61
Class R-5 – actual return	1,000.00	1,013.78	.45	.09	2.30	.46
Class R-5 – assumed 5% return	1,000.00	1,024.42	.45	.09	2.31	.46
Class R-6 – actual return	1,000.00	1,014.03	.15	.03	2.00	.40
Class R-6 – assumed 5% return	1,000.00	1,024.71	.15	.03	2.01	.40

See page 70 for footnotes.

American Funds Portfolio Series	65

Balanced Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,010.42	$1.90	.38%	$3.80	.76%
Class A – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.82	.76
Class B – actual return	1,000.00	1,005.97	5.74	1.15	7.63	1.53
Class B – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.67	1.53
Class C – actual return	1,000.00	1,006.87	5.69	1.14	7.58	1.52
Class C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.62	1.52
Class F-1 – actual return	1,000.00	1,010.34	2.00	.40	3.90	.78
Class F-1 – assumed 5% return	1,000.00	1,022.87	2.01	.40	3.92	.78
Class F-2 – actual return	1,000.00	1,011.59	.70	.14	2.60	.52
Class F-2 – assumed 5% return	1,000.00	1,024.17	.70	.14	2.61	.52
Class 529-A – actual return	1,000.00	1,010.05	2.20	.44	4.10	.82
Class 529-A – assumed 5% return	1,000.00	1,022.68	2.21	.44	4.12	.82
Class 529-B – actual return	1,000.00	1,006.13	6.23	1.25	8.13	1.63
Class 529-B – assumed 5% return	1,000.00	1,018.65	6.27	1.25	8.17	1.63
Class 529-C – actual return	1,000.00	1,006.16	6.14	1.23	8.03	1.61
Class 529-C – assumed 5% return	1,000.00	1,018.75	6.17	1.23	8.07	1.61
Class 529-E – actual return	1,000.00	1,008.94	3.40	.68	5.29	1.06
Class 529-E – assumed 5% return	1,000.00	1,021.48	3.42	.68	5.32	1.06
Class 529-F-1 – actual return	1,000.00	1,011.11	1.10	.22	3.00	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,023.77	1.11	.22	3.02	.60
Class R-1 – actual return	1,000.00	1,006.54	5.74	1.15	7.63	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.67	1.53
Class R-2 – actual return	1,000.00	1,006.62	5.84	1.17	7.73	1.55
Class R-2 – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.77	1.55
Class R-2E – actual return	1,000.00	1,009.13	3.80	.76	5.69	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.08	3.82	.76	5.72	1.14
Class R-3 – actual return	1,000.00	1,008.78	3.50	.70	5.39	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.42	1.08
Class R-4 – actual return	1,000.00	1,010.43	1.90	.38	3.80	.76
Class R-4 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.82	.76
Class R-5E – actual return[5]	1,000.00	1,009.17	1.07	.24	2.76	.62
Class R-5E – assumed 5% return[5]	1,000.00	1,023.67	1.21	.24	3.12	.62
Class R-5 – actual return	1,000.00	1,011.73	.45	.09	2.35	.47
Class R-5 – assumed 5% return	1,000.00	1,024.42	.45	.09	2.36	.47
Class R-6 – actual return	1,000.00	1,012.00	.20	.04	2.10	.42
Class R-6 – assumed 5% return	1,000.00	1,024.66	.20	.04	2.11	.42

66	American Funds Portfolio Series

Income Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,024.90	$1.81	.36%	$3.32	.66%
Class A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.32	.66
Class B – actual return	1,000.00	1,021.14	5.78	1.15	7.29	1.45
Class B – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.27	1.45
Class C – actual return	1,000.00	1,021.23	5.73	1.14	7.24	1.44
Class C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.22	1.44
Class F-1 – actual return	1,000.00	1,024.71	2.06	.41	3.57	.71
Class F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.57	.71
Class F-2 – actual return	1,000.00	1,026.11	.76	.15	2.27	.45
Class F-2 – assumed 5% return	1,000.00	1,024.12	.75	.15	2.26	.45
Class 529-A – actual return	1,000.00	1,025.24	2.27	.45	3.78	.75
Class 529-A – assumed 5% return	1,000.00	1,022.63	2.26	.45	3.77	.75
Class 529-B – actual return	1,000.00	1,020.69	6.13	1.22	7.64	1.52
Class 529-B – assumed 5% return	1,000.00	1,018.80	6.12	1.22	7.62	1.52
Class 529-C – actual return	1,000.00	1,020.59	6.18	1.23	7.69	1.53
Class 529-C – assumed 5% return	1,000.00	1,018.75	6.17	1.23	7.67	1.53
Class 529-E – actual return	1,000.00	1,024.10	3.42	.68	4.93	.98
Class 529-E – assumed 5% return	1,000.00	1,021.48	3.42	.68	4.92	.98
Class 529-F-1 – actual return	1,000.00	1,026.54	1.11	.22	2.62	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,023.77	1.11	.22	2.61	.52
Class R-1 – actual return	1,000.00	1,020.96	5.78	1.15	7.29	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.27	1.45
Class R-2 – actual return	1,000.00	1,021.05	5.93	1.18	7.44	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.00	5.92	1.18	7.42	1.48
Class R-2E – actual return	1,000.00	1,026.48	.91	.18	2.42	.48
Class R-2E – assumed 5% return	1,000.00	1,023.97	.91	.18	2.41	.48
Class R-3 – actual return	1,000.00	1,023.27	3.52	.70	5.03	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.02	1.00
Class R-4 – actual return	1,000.00	1,024.96	1.91	.38	3.42	.68
Class R-4 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.42	.68
Class R-5E – actual return[5]	1,000.00	1,033.12	1.08	.24	2.43	.54
Class R-5E – assumed 5% return[5]	1,000.00	1,023.67	1.21	.24	2.72	.54
Class R-5 – actual return	1,000.00	1,026.22	.45	.09	1.96	.39
Class R-5 – assumed 5% return	1,000.00	1,024.42	.45	.09	1.96	.39
Class R-6 – actual return	1,000.00	1,027.39	.20	.04	1.71	.34
Class R-6 – assumed 5% return	1,000.00	1,024.66	.20	.04	1.71	.34

See page 70 for footnotes.

American Funds Portfolio Series	67

Tax-Advantaged Income Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,022.18	$2.26	.45%	$4.07	.81%
Class A – assumed 5% return	1,000.00	1,022.63	2.26	.45	4.07	.81
Class B – actual return	1,000.00	1,018.79	5.87	1.17	7.68	1.53
Class B – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.67	1.53
Class C – actual return	1,000.00	1,018.96	5.77	1.15	7.58	1.51
Class C – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.57	1.51
Class F-1 – actual return	1,000.00	1,022.40	2.06	.41	3.87	.77
Class F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.87	.77
Class F-2 – actual return	1,000.00	1,023.58	.81	.16	2.62	.52
Class F-2 – assumed 5% return	1,000.00	1,024.07	.81	.16	2.61	.52

68	American Funds Portfolio Series

Preservation Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,012.31	$2.25	.45%	$3.75	.75%
Class A – assumed 5% return	1,000.00	1,022.63	2.26	.45	3.77	.75
Class B – actual return	1,000.00	1,008.51	5.84	1.17	7.34	1.47
Class B – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.37	1.47
Class C – actual return	1,000.00	1,008.92	5.79	1.16	7.29	1.46
Class C – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.32	1.46
Class F-1 – actual return	1,000.00	1,012.39	2.10	.42	3.60	.72
Class F-1 – assumed 5% return	1,000.00	1,022.77	2.11	.42	3.62	.72
Class F-2 – actual return	1,000.00	1,013.71	.85	.17	2.35	.47
Class F-2 – assumed 5% return	1,000.00	1,024.02	.86	.17	2.36	.47
Class 529-A – actual return	1,000.00	1,013.16	2.30	.46	3.80	.76
Class 529-A – assumed 5% return	1,000.00	1,022.58	2.31	.46	3.82	.76
Class 529-B – actual return	1,000.00	1,007.99	6.34	1.27	7.84	1.57
Class 529-B – assumed 5% return	1,000.00	1,018.55	6.37	1.27	7.87	1.57
Class 529-C – actual return	1,000.00	1,008.39	6.24	1.25	7.74	1.55
Class 529-C – assumed 5% return	1,000.00	1,018.65	6.27	1.25	7.77	1.55
Class 529-E – actual return	1,000.00	1,011.08	3.55	.71	5.05	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.33	3.57	.71	5.07	1.01
Class 529-F-1 – actual return	1,000.00	1,014.25	1.25	.25	2.75	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,023.62	1.26	.25	2.77	.55
Class R-1 – actual return	1,000.00	1,009.00	5.84	1.17	7.34	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.37	1.47
Class R-2 – actual return	1,000.00	1,008.61	5.99	1.20	7.49	1.50
Class R-2 – assumed 5% return	1,000.00	1,018.90	6.02	1.20	7.52	1.50
Class R-2E – actual return	1,000.00	1,011.37	3.75	.75	5.25	1.05
Class R-2E – assumed 5% return	1,000.00	1,021.13	3.77	.75	5.27	1.05
Class R-3 – actual return	1,000.00	1,010.96	3.65	.73	5.15	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.23	3.67	.73	5.17	1.03
Class R-4 – actual return	1,000.00	1,012.57	2.05	.41	3.55	.71
Class R-4 – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.57	.71
Class R-5E – actual return[5]	1,000.00	1,017.50	1.21	.27	2.55	.57
Class R-5E – assumed 5% return[5]	1,000.00	1,023.52	1.36	.27	2.87	.57
Class R-5 – actual return	1,000.00	1,013.93	.60	.12	2.10	.42
Class R-5 – assumed 5% return	1,000.00	1,024.27	.60	.12	2.11	.42
Class R-6 – actual return	1,000.00	1,014.19	.30	.06	1.80	.36
Class R-6 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.81	.36

See page 70 for footnotes.

American Funds Portfolio Series	69

Tax-Exempt Preservation Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,018.14	$2.26	.45%	$3.76	.75%
Class A – assumed 5% return	1,000.00	1,022.63	2.26	.45	3.77	.75
Class B – actual return	1,000.00	1,015.43	5.81	1.16	7.32	1.46
Class B – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.32	1.46
Class C – actual return	1,000.00	1,015.74	5.81	1.16	7.32	1.46
Class C – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.32	1.46
Class F-1 – actual return	1,000.00	1,019.41	2.06	.41	3.56	.71
Class F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.57	.71
Class F-2 – actual return	1,000.00	1,019.58	.80	.16	2.31	.46
Class F-2 – assumed 5% return	1,000.00	1,024.07	.81	.16	2.31	.46

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

70	American Funds Portfolio Series

Approval of Investment Advisory and Service Agreement

The American Funds Portfolio Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The agreement was amended to eliminate the annual management fee, which was previously waived for the series. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods ended July 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Global Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Index, (ii) the Lipper Global Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End World Stock Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all of the comparisons.

American Funds Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the Lipper Growth Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End World Stock Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all of the comparisons for the seven-month period and higher than the Morningstar Category for all of the periods, although they were lower than the S&P 500 Index and the Lipper Index for the three-month and one-year periods and lifetime of the fund since May 18, 2012.

American Funds Growth and Income Portfolio seeks to provide long-term growth of capital while providing current income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the Lipper Growth and Income Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Aggressive Allocation Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Morningstar Category for all periods, although they were lower than the S&P 500 and the Lipper Index for all periods.

American Funds Portfolio Series	71

American Funds Balanced Portfolio seeks to provide current income and long-term growth of capital and income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the Lipper Balanced Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Moderate Allocation Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Lipper Index and Morningstar Category for the seven-month and one-year periods, as well as the lifetime of the fund since May 18, 2012, although they were lower than the S&P Index for those periods. For the three-month period, the fund’s investment results were higher than the Morningstar Category but lower than the Lipper Index.

American Funds Income Portfolio seeks to provide current income and, secondarily, long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the Lipper Income Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Conservative Allocation Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Lipper Index and Morningstar Category for the one-year period and lifetime of the fund since May 18, 2012, although they were lower than the S&P Index for all periods. For the seven-month period, the fund’s investment results were higher than the Morningstar Category but lower than the Lipper Index, and the fund’s investment results were lower than all comparisons for the three-month period.

American Funds Tax-Advantaged Income Portfolio seeks to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays Municipal Bond Index, (ii) the Lipper Income Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Conservative Allocation Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all of the comparisons for all periods except the Barclays Index for the three-month period.

American Funds Preservation Portfolio seeks to provide current income, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays U.S. Government/Credit 1-7 Years ex BBB Index, (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Intermediate-Term Bond Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Lipper Index and Morningstar Category for the three-month period, although they were lower than the Barclays Index for all comparisons and lower than all comparisons for the lifetime of the fund since May 18, 2012. For the one-year period, the fund’s investment results were higher than the Lipper Index but lower than the Morningstar Category, and for the seven-month period, the fund’s investment results were higher than the Morningstar Category but lower than the Lipper Index.

72	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio seeks to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays Municipal Short-Intermediate 1-10 Years Index, (ii) the Lipper Intermediate Municipal Debt Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Municipal National Intermediate Bond Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Lipper Index and Morningstar Category for the three-month, seven-month and one-year periods, but lower than the Barclays Index for the three-month and seven-month periods. For the lifetime of the fund since May 18, 2012, the fund’s investment results were higher than the Barclays Index but at or below the Lipper Index and Morningstar Category and lower than all comparisons for the one-year period.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives

American Funds Portfolio Series	73

from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

74	American Funds Portfolio Series

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American Funds Portfolio Series	75

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2016